                           FORUM FUNDS Registered Trademark

                                    MARCH 31, 1997









                                      ANNUAL REPORT










                                          [LOGO]

              TABLE OF CONTENTS
                                      Page

Economic Overview................           2

Market Review....................           4

FINANCIAL STATEMENTS OF THE FORUM
  FUNDS

Schedules of Investments:

  Investors Bond Fund............           8

  TaxSaver Bond Fund.............           9

  Maine Municipal Bond Fund......          11

  New Hampshire Bond Fund........          16

  Payson Balanced Fund...........          19

  Payson Value Fund..............          21

Statements of Assets and
  Liabilities....................          23

Statements of Operations.........          24

Statements of Changes in Net
  Assets.........................          25

Financial Highlights.............          27

Notes to Financial Statements....          31

Report of Independent Auditors...          35

FINANCIAL STATEMENTS OF CORE
  TRUST (DELAWARE)

Schedule of Investments:

  Treasury Portfolio.............          37

Statement of Assets and
  Liabilities....................          38

Statement of Operations..........          38

Statement of Changes in Net
  Assets.........................          39

Supplementary Data...............          40

Notes to Financial Statements....          41

Report of Independent Auditors...          43

FORUM FUNDS-REGISTERED TRADEMARK-

INVESTORS BOND FUND                  SHAREHOLDER INQUIRIES
TAXSAVER BOND FUND                   Forum Financial Corp.
MAINE MUNICIPAL BOND FUND            P.O. Box 446
NEW HAMPSHIRE BOND FUND              Portland, Maine 04112
DAILY ASSETS TREASURY FUND           207-879-0001
PAYSON BALANCED FUND
PAYSON VALUE FUND

                                                                          [LOGO]
March 3, 1997                                                      ANNUAL REPORT
--------------------------------------------------------------------------------
Dear Investor:
    We are pleased to present Forum Funds' annual report for fiscal year 1996 and to review our results for the period. Total net assets of the funds at fiscal year end 1996 approached $150 million. Although net assets in our fixed income funds fell below 1995 levels, we experienced significant increases in assets in the balanced and equity funds. These funds now represent over $31 million in net assets.
    The long bull market in stocks continued during 1996 with the S&P 500 providing investors with total returns approaching 20%. At the same time, the bond market reacted to the strength of economic growth and its potential for inflation. The result was a general increase in interest rates, lower bond prices, and lagging bond market performance.
    Forum Funds provided solid returns to investors in all categories. We think it worth noting that Investors Bond Fund significantly outperformed its benchmark during the period, providing investors a total return of nearly 7.2%, not including the impact of sales charges. By contrast, its benchmark, the Lehman Intermediate Government Corporate Index, had a total return of 4.8% during the same period.
    As you know, we encourage a long term, patient approach to making investments. The investment strategy of Forum Funds is based upon this simple but important concept. Forum Funds strives for consistency of management that will successfully reward our shareholders over time. This conservative approach is particularly appropriate now, during a period that has seen the longest, most sustained bull market in history. We will continue to seek out investment opportunities that reflect our fiscal philosophy, while also providing equitable return on investment.
    Thank you for continuing to place your confidence in Forum Funds. We remain dedicated to providing the consistent, superior level of investment service you have come to expect. Should you have questions, please bring them to your local investment institution or call us directly at 207-879-0001.
                                          Sincerely,

                                                 [SIGNATURE]
                                          John Y. Keffer
                                          President

--------------------------------------------------------------------------------

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

ECONOMIC AND FINANCIAL DEVELOPMENTS DURING THE FISCAL YEAR

    The final three calendar quarters of 1996 saw an economy that produced well: there was steady growth, low inflation, solid corporate profit expansion, and stable employment. This was more than just "more of the same." Performance surpassed the expectations of the many prognosticators who believed for some time that a change was overdue. Instead, despite volatility within the markets, the economic data indicated that the delicate act of balancing economic growth and inflation was achieved with relative ease.

    As usual, market participants gazing into crystal balls often saw more than was there, reading a long term change into each data blip. The result was that financial markets shifted far more than economic activity warranted. Volatility in equities and bonds increased. Stock market indices fell sharply in the summer, only to rebound and far surpass prior levels within a few months. Bond prices fell mid-year, leading the yield on the thirty-year Treasury bond to rise to 7.2% before it declined once again to bottom out in late November.

    As 1996 ended and 1997 began, the stock market continued strong. Then, the bond market, reacting to more certain indicators of a robust economy, put the brakes on. Comments by Alan Greenspan, Chairman of the Federal Reserve Board, about the markets' "irrational exuberance" raised speculation of a Federal Reserve rate hike. Speculation became reality as the Fed raised rates at the end of March 1997.

    Last year's report to you described widespread economic and political uncertainties. It came as no surprise when that volatility persisted. As investors, we know that such an environment presents opportunity and that in such situations investment strategies grounded in prudence and quality are beneficial to controlling risk. As always, we will work to take advantage of the opportunities the markets will no doubt continue to present.

FORUM FUNDS PERFORMANCE

    We are particularly proud of our performance in the fixed income category this year where the Investors Bond Fund had a total return of nearly 7.2% which, excluding the impact of sales charges, bettered its benchmark by a wide margin of 2.3%. In the equity category, although it fell shy of its benchmark, the Payson Value Fund provided the strongest absolute total return of all Forum Funds, producing a return of just over 13%. Our other funds also performed well relative to their benchmarks, particularly given the difficult fixed income market and a stock market that exhibited very narrow breadth. On both an absolute and risk adjusted basis we continue to be very pleased with the results generated.

                                       2       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         SUMMARY PERFORMANCE INDICATORS
               12 MONTH TOTAL RETURN-PERIOD ENDING MARCH 31, 1997

                                                                                                                  FORUM VS.
                                                                                        FORUM        INDEX          INDEX
                                                                                    -----------  --------------  ------------
Investors Bond Fund...............................................................       7.18%        4.88%1           2.30%
TaxSaver Bond Fund................................................................       5.15%        4.58%2           0.57%
Maine Municipal Bond Fund.........................................................       4.98%        4.58%2           0.40%
New Hampshire Bond Fund...........................................................       4.56%        4.58%2          -0.02%
Payson Balanced Fund..............................................................       9.42%       10.39%3          -0.97%
Payson Value Fund.................................................................      13.01%       16.00%4          -2.99%
Daily Assets Treasury Fund........................................................       4.80%        4.68%5           0.12%
         1 MORNINGSTAR Corporate-General Average:
       428 Funds
         2 MORNINGSTAR Municipal-National Average:
       525 Funds
         3 MORNINGSTAR Balanced Average:
       348 Funds
         4 MORNINGSTAR Growth & Income Average:
       549 Funds
         5 IBC's MONEY FUND REPORT AVERAGES-TM-
       100% U.S. Treasury: 35 Funds

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FORUM, MORNINGSTAR AND IBC RETURN FIGURES DO NOT INCLUDE THE EFFECT OF SALES CHARGES. DURING THE PERIOD CERTAIN FEES AND EXPENSES WERE WAIVED BY THE SERVICE PROVIDERS. WITHOUT THESE WAIVERS TOTAL RETURNS WOULD HAVE BEEN LOWER.

ECONOMIC & MARKET OUTLOOK

    It seems likely the economy is experiencing faster real growth than generally believed and certainly faster than the Federal Reserve would like. With a real growth rate benchmark of 2.5%, we think it probable the Federal Reserve's rate hike of March 25th will be repeated at least once more. A hot economy and tight labor market are precursors to a rising rate of price and wage inflation. The current environment indicates that the balancing act will end, the fixed income markets and the Federal Reserve will act and interest rates will rise.

                                       3       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FIXED INCOME & MARKET REVIEW
--------------------------------------------------------------------------------
    The final three calendar quarters of 1996 and first quarter of 1997 saw increasing volatility in the fixed income markets as many bond market investors reacted to each new piece of economic data. Unlike other managers, we do not attempt to capture short term basis point moves as economic data are released. We believe the risks associated with such efforts are high, and the results as likely to have a negative impact on performance as a positive one. Our view is that our investors are better served by positioning the funds for the longer term trends we see developing in the fixed income markets. The success of this stable, longer term approach has been borne out in the past and in this fiscal year as demonstrated by solid returns relative to similar funds.

    Although we saw far more volatility in the bond markets than we expected at this time last year, we were not surprised by the final results. The economy continued to grow at a rapid pace so that by the end of our fiscal year the specter of inflation was raised. In fact, the strength of the economy led the Federal Reserve Board to put a governor on the economic engine by moving interest rates up a notch. We continue to share the Federal Reserve's concern about increasing inflationary pressures. As a result, we are taking a cautionary approach in managing the funds. All of our portfolios are defensively postured for a strong economic environment in which both short and long term rates will rise. At year end, our portfolios have relatively short average maturities and durations and are oriented toward higher coupon bonds. The higher coupon bonds provide more income to investors and should also depreciate less against the expected rise in interest rates. Also, since yield spreads between bonds of different quality are narrow, we have looked to invest in high quality instruments. As we indicated in our report of last year, we closely monitor both the economic and political news for changes that may impact our funds and perhaps cause us to shift their position.

    We thank you for your support and the confidence you place in us. We will continue to work diligently to fulfill the funds' objectives and those of our shareholders.

                                          Forum Advisors, Inc.
                                          Investment Adviser

                                       4       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FIXED INCOME REVIEW
--------------------------------------------------------------------------------
These charts reflect a comparison in the change in value of a $10,000 investment, including applicable sales charges, in Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund, to each Fund's related securities index. The Lehman Intermediate Corporate/Government Index is a market index of fixed-rate government and investment grade securities with maturities of up to 10 years. The Lehman 10 Year Municipal Index is a market index of investment grade municipal fixed-rate debt securities with an average maturity of 10 years. Returns of the funds reflect the reinvestment of all dividends and distributions. Investnment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT INCLUDING SALES CHARGE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      INVESTORS BOND FUND VS. LEHMAN INTERMEDIATE
              CORPORATE/GOVERNMENT INDEX
                                                                   Lehman Intermediate
                                                            Government/Corporate Index     Investors Bond Fund
10/89                                                                          $10,212                  $9,775
3/90                                                                           $10,322                  $9,896
3/91                                                                           $11,568                 $11,060
3/92                                                                           $12,815                 $12,488
3/93                                                                           $14,411                 $14,177
3/94                                                                           $14,774                 $14,843
3/95                                                                           $15,438                 $15,518
3/96                                                                           $16,911                 $17,045
3/97                                                                           $17,724                 $18,268
Average Annual Total Return
1 Year:                                                                          7.18%
5 Year:                                                                          7.91%
Since Inception on 10/2/89:                                                      8.92%
Value on 3/31/97
Investors Bond Fund:                                                           $18,268
Lehman Index:                                                                  $17,724

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     TAXSAVER BOND FUND VS. LEHMAN 10 YEAR
                MUNICIPAL INDEX
                                                    Lehman 10-Year
                                                   Municipal Index     Taxsaver Bond Fund
10/89                                                      $10,114                 $9,656
3/90                                                       $10,413                 $9,913
3/91                                                       $11,575                $10,735
3/92                                                       $12,652                $11,696
3/93                                                       $14,326                $13,016
3/94                                                       $14,724                $13,698
3/95                                                       $15,831                $14,544
3/96                                                       $17,245                $15,615
3/97                                                       $18,380                $16,418
Average Annual Total Return
1 Year:                                                      5.15%
5 Year:                                                      7.02%
Since Inception on 10/2/89:                                  7.38%
Value on 3/31/97
TaxSaver Bond Fund:                                        $16,418
Lehman Index:                                              $18,380

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     MAINE MUNICIPAL BOND FUND VS. LEHMAN 10 YEAR
                    MUNICIPAL INDEX
                                                            Lehman 10-Year    Maine Municipal
                                                           Municipal Index          Bond Fund
12/91                                                              $10,213             $9,630
3/92                                                               $10,204             $9,785
3/93                                                               $11,553            $10,939
3/94                                                               $11,874            $11,314
3/95                                                               $12,767            $12,027
3/96                                                               $13,907            $12,910
3/97                                                               $14,823            $13,552
Average Annual Total Return
1 Year:                                                              4.98%
Since Inception on 12/5/91:                                          6.64%
Value on 3/31/97
Maine Municipal Bond Fund:                                         $13,552
Lehman Index:                                                      $14,823

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      NEW HAMPSHIRE BOND FUND VS. LEHMAN 10 YEAR
                   MUNICIPAL INDEX
                                                           Lehman 10-Year
                                                          Municipal Index       New Hampshire Bond Fund
1/93                                                              $10,168                        $9,621
3/93                                                              $10,386                        $9,754
3/94                                                              $10,675                       $10,218
3/95                                                              $11,477                       $10,864
3/96                                                              $12,503                       $11,663
3/97                                                              $13,326                       $12,195
Average Annual Total Return
1 Year:                                                             4.56%
Since Inception on 12/31/92:                                        5.73%
Value on 3/31/97
New Hampshire Bond Fund:                                          $12,195
Lehman Index:                                                     $13,326

                                       5       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

EQUITY MARKET REVIEW
--------------------------------------------------------------------------------
    For the past year, the historic bull market of the 1980's and 1990's has continued at a pace exceeding almost all observers' predictions, with only a few brief interruptions. While stock market valuations seemed to embody optimistic expectations for corporate earnings and inflation entering 1996, the economy (global and domestic) managed to cooperate on both fronts. On average, corporate earnings reports have continued to meet or exceed analysts' expectations, and the economy has continued to grow at a pace consistent with low inflation, allowing for further advances in stock prices.

    The generous investment results indicated by the popular equity market indices (the Dow Jones Industrial Average and the S&P 500 Index) were not easily achieved by most investors due to the unusually narrow breadth of the advance. For the past two years now, the greatest returns have, for the most part, been experienced by a relatively small group of large company stocks. Behind this pricing dichotomy have been a strong preference by institutional investors for large, liquid issues, and a willingness by investors to purchase stocks of rapidly growing companies at valuations that appear excessive by historical standards.

    In this environment, H.M. Payson & Co. has continued to employ an investment discipline based on value characteristics. Specifically, we seek to identify issues with lower than average prices relative to earnings, cash flow, and book value, yet higher than average profitability and dividend yields. Historically, this discipline has been shown to generate above-average investment returns. Recently, however, the market's focus on growth issues has left most value managers trailing the indices.

    Despite trailing the indices somewhat, the Payson Funds have provided solid absolute returns. For the one year period ending March 31, 1997, the Payson Value Fund and the Payson Balanced Fund produced total returns of 13.01% and 9.42%, respectively. Since inception, the Payson Value Fund has had an annualized total return of 14.77%; the Balanced Fund 11.52%. Adjusted for the 4% maximum sales charge, the total returns for the one-year and since inception periods would have been 8.47% and 13.77%, respectively, for the Value Fund, and 5.05% and 10.67% for the Balanced Fund.(1)

    Despite the difficulty in keeping pace with the indices, we have maintained a strict adherence to our value discipline. Although the recent market trends have not favored this discipline, we are confident that the tide will eventually turn, as it always does. When that time comes, we believe that the patience of shareholders will be rewarded with a period of superior relative performance. We appreciate your continuing loyalty and support.

                                          H.M. Payson & Co.
                                          Investment Advisor

------------------------

(1) Through 3/31/97. Value Fund inception 7/31/92; Balanced Fund 11/25/91. Performance data quoted represents past performance and is no guarantee of future results. You should realize that investment return and principal will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Forum Financial Services, Inc., Distributor. Total returns restated to reflect the current maximum initial 4% sales charge. Prior to 8/01/96, Fund shares were offered without a sales charge. Thus, actual total returns for purchases of shares during that period would have been higher than noted.

    During the periods discussed, various fees and expenses were waived and reimbursed. Had these waivers and reimbursements not occurred, the performance of each fund would have been lower.

                                       6       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

EQUITY MARKET REVIEW
--------------------------------------------------------------------------------
These charts reflect a comparison in the change in value of a $10,000 investment in Payson Balanced Fund and Payson Value Fund, including reinvestment of dividends and distributions, to the performance of the Standard and Poor's 500 Composite Index ("S&P 500"). The S&P 500 is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    PAYSON BALANCED FUND VS. S&P 500 INDEX
                                                    S&P 500 Index      Payson Balanced Fund
11/91                                                     $11,142                    $9,600
3/92                                                      $10,861                    $9,897
3/93                                                      $12,513                   $11,393
3/94                                                      $12,693                   $12,190
3/95                                                      $14,666                   $12,921
3/96                                                      $19,370                   $15,725
3/97                                                      $23,209                   $17,206
Average Annual Total Return
1 Year:                                                     9.42%
Since Inception on 11/25/91:                               11.52%
Value on 3/31/97
Payson Balanced Fund:                                     $17,206
S&P 500 Index:                                            $23,209

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    PAYSON VALUE FUND VS. S&P 500 INDEX
                                                S&P 500 Index     Payson Value Fund
8/92                                                   $9,796                $9,389
3/93                                                  $10,863               $10,661
3/94                                                  $11,020               $11,874
3/95                                                  $12,732               $12,648
3/96                                                  $16,816               $16,161
3/97                                                  $20,148               $18,263
Average Annual Total Return
1 Year:                                                13.01%
Since Inception on 7/31/92:                            14.77%
Value on 3/31/97
Payson Value Fund:                                    $18,263
S&P 500 Index:                                        $20,148

                                       7       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (16.3%)
FHLMC (3.9%)
$            846,695 Series 90 135-A, 8.75%, 5/15/00......... $   865,974
                                                              -----------
FNMA (6.4%)
           1,397,366 Series 92 214-F, 6.37%, 10/25/22........   1,391,260
                                                              -----------
OTHER (6.0%)
             276,477 Merrill Lynch Mortgage Investors, Inc.,
                      Series 89 E, 9.40%, 9/15/09...........      292,755
           1,054,812 RTC, Series 92 C8 D, 8.84%,
                      12/25/23(b)...........................    1,042,945
                                                              -----------
Total Other                                                     1,335,700
                                                              -----------
Total Collateralized Mortgage Obligations
  (cost $3,511,113)                                             3,592,934
                                                              -----------
CORPORATE BONDS & NOTES (50.2%)
           1,175,000 Beverly Enterprises, Inc., 8.75%,
                      12/31/03..............................    1,148,563
           1,000,000 Boise Cascade Corp., 9.875%, 2/15/01....   1,051,632
             500,000 Chase Manhattan Bank, N.A., 9.75%,
                      11/1/01...............................      551,051
           3,500,000 Citfed Bancorp, Inc., 8.25%, 9/1/03.....   3,436,776
             750,000 Continental Bank, N.A. (a BankAmerica
                      subsidiary), 11.25%, 7/1/01...........      789,743
             450,000 Lehman Brothers Holdings, Inc., 6.10%,
                      1/12/99(a)............................      448,888
             250,000 Leucadia National Corp., 10.375%,
                      6/15/02...............................      263,036
             750,000 Merchants National Corp. (a National
                      City Corp. subsidiary), 9.875%,
                      10/1/99...............................      796,403
           1,000,000 Nacolah Holding Corp. (a Sammons
                      Enterprises, Inc. subsidiary), 9.50%,
                      12/1/03...............................    1,074,012
             500,000 Paine Webber, Inc., 9.25%, 12/15/01.....     533,820
           1,000,000 Salomon Inc., 7.75%, 9/22/05............   1,000,500
                                                              -----------
Total Corporate Bonds & Notes
  (cost $10,885,690)                                           11,094,424
                                                              -----------


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GOVERNMENT MORTGAGE BACKED SECURITIES (14.6%)
FHLMC (1.1%)
$            231,189 Pool 502128, 9.00%, 10/1/04............. $   239,482
                                                              -----------
GNMA (13.5%)
              53,619 Pool 379293, 8.00%, 8/15/25.............      54,048
             557,115 Pool 383319, 8.00%, 5/15/25.............     561,571
              70,229 Pool 386674, 8.00%, 2/15/25.............      70,791
              45,704 Pool 397911, 8.00%, 9/15/25.............      46,069
             264,975 Pool 398255, 8.00%, 9/15/25.............     267,095
             366,319 Pool 413009, 8.00%, 8/15/25.............     369,249
             441,945 Pool 420164, 8.00%, 10/15/25............     445,480
             587,742 Pool 429205, 8.00%, 10/15/26............     591,903
             566,304 Pool 437102, 8.00%, 11/15/26............     570,312
                                                              -----------
Total GNMA                                                      2,976,518
                                                              -----------
Total Government Mortgage Backed Securities
  (cost $3,262,360)                                             3,216,000
                                                              -----------
       SHARES
    -----------
PREFERRED STOCK (3.5%)
              30,000 Irwin Financial Corp. Capital Trust I
                      (cost $750,000)                             776,250
                                                              -----------
SHARES/ FACE AMOUNT
    -----------
SHORT-TERM HOLDINGS (15.4%)
           1,104,118 1784 U.S. Treasury Money Market Fund....   1,104,118
             296,809 Dreyfus Government Cash Management
                      Fund..................................      296,809
           2,000,000 Fingerhut Owner Trust CP, 4/1/97........   2,000,000
                                                              -----------
Total Short-Term Holdings
  (cost $3,400,927)                                             3,400,927
                                                              -----------
Total Investments (100.0%)
  (cost $21,810,090)                                          $22,080,535
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  8       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MUNICIPAL BONDS (93.4%)
COLORADO (7.1%)
$          1,000,000 Douglas County, CO, School District #RE
                      1, GO Bonds, Series A, 8.00%,
                      12/15/09..............................  $ 1,243,520
                                                              -----------
ILLINOIS (5.1%)
             400,000 Aurora, IL, MFHR Bonds, Fox Valley
                      Village Unit 18D Project, Banque
                      Paribas LOC, 7.75%, 9/1/98............      412,628
             465,000 Illinois Development Finance Authority
                      R/V, Community Rehabilitation
                      Providers Facilities Acquisition
                      Program, Series 92, 8.25%, 8/1/12.....      488,585
                                                              -----------
                                                                  901,213
                                                              -----------
LOUISIANA (7.7%)
           1,000,000 Louisiana Public Facilities Authority
                      R/V, Extended Care Facilities
                      Authority-Comm-Care Corp., 11.00%,
                      2/1/14................................    1,339,900
                                                              -----------
NEW HAMPSHIRE (2.1%)
             390,000 New Hampshire Higher EFA R/V, Kendal at
                      Hanover Issue, LOC Bank of Ireland,
                      5.80%, 10/1/12........................      383,358
                                                              -----------
NEW JERSEY (3.1%)
             500,000 New Jersey State EFA R/V, Union County
                      College, Series B, 7.25%, 7/1/09......      538,725
                                                              -----------
NEW YORK (2.0%)
             350,000 New York State Thruway Authority,
                      Service Contract R/V, Local Highway
                      and Bridge Project, 5.75%, 4/1/06.....      353,920
                                                              -----------
OHIO (21.1%)
             750,000 Montgomery County, OH, LTGO Bonds,
                      5.30%, 12/1/10........................      742,403
           1,000,000 North Olmstead, OH, LTGO Bonds, AMBAC
                      insured, 6.20%, 12/1/11...............    1,079,720
             500,000 Ohio State Air Quality Development
                      Authority, PCR Bonds, Cleveland
                      Electric Co. Project, FGIC insured,
                      8.00%, 12/1/13........................      574,790

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
  OHIO, CONTINUED
$            740,000 Shelby County, OH, Hospital Facilities
                      R/V, Wilson Memorial Hospital, ETM
                      USG, 6.40%, 12/1/03...................  $   769,237
             500,000 Washington County, OH, Hospital
                      Refunding R/V, Shelby General
                      Hospital, Series 93, 6.875%, 7/1/03...      526,795
                                                              -----------
                                                                3,692,945
                                                              -----------
PENNSYLVANIA (26.6%)
           1,000,000 Allegheny County Hospital Development
                      Authority, Health Center R/V, West
                      Penn Hospital Foundation, Series 90,
                      8.00%, 1/1/05.........................    1,063,870
             775,000 Allegheny County Hospital Development
                      Authority, Health Facilities R/V,
                      Allegheny Valley School Project,
                      7.25%, 2/1/03.........................      785,997
             500,000 Bucks County, PA, IDA R/V, Personal
                      Care, ETM USG, Series A, 10.00%,
                      5/15/19...............................      757,680
             665,000 Erie-Western Pennsylvania Port
                      Authority, Pennsylvania Refunding R/V,
                      8.25%, 6/15/00........................      720,893
           1,000,000 Hampden, PA, IDA, Ralston Purina Co.
                      Project, 8.125%, 1/1/07...............    1,075,620
             110,000 Pennsylvania HEFA R/V, Medical College
                      of Pennsylvania, Series 91 B, 7.25%,
                      3/1/05 P/R USG 3/1/01 @ 102...........      121,652
             125,000 Washington County, PA, IDA Refunding
                      R/V, Presbyterian Medical Center, FHA
                      insured, 6.50%, 1/15/02...............      133,846
                                                              -----------
                                                                4,659,558
                                                              -----------
PUERTO RICO (5.9%)
             410,000 Commonwealth of Puerto Rico Highway &
                      Transportation Authority Refunding
                      R/V, Series 93 X, 5.00%, 7/1/02.......      409,783
             575,000 University of Puerto Rico R/V, Series N,
                      MBIA insured, 6.25%, 6/1/04...........      623,018
                                                              -----------
                                                                1,032,801
                                                              -----------

See Notes to Schedule of Investments.  9       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1997
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
TEXAS (4.7%)
$            750,000 Red River Authority, TX, PCR Bonds,
                      Remarketed 8/1/90, Hoechst Celanese
                      Corp., 7.50%, 8/1/12..................  $   820,568
                                                              -----------
VIRGIN ISLANDS (5.0%)
             805,000 Virgin Islands PFA R/V, Government
                      Development Program, Series A, 7.00%,
                      10/1/04...............................      868,660
                                                              -----------
VIRGINIA (3.0%)
             500,000 Fairfax County, VA, Economic Development
                      Authority R/V-- C-SPAN Project, Series
                      91 B, 7.50%, 6/1/01...................      517,566
                                                              -----------
Total Municipals
  (cost $15,876,844)                                           16,352,734
                                                              -----------


                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
SHORT-TERM HOLDINGS (6.6%)
             760,736 1784 Tax Free Money Market Fund......... $   760,736
             394,174 Fidelity Institutional Tax Exempt Money
                      Market Fund...........................      394,174
                                                              -----------
Total Short-Term Holdings
  (cost $1,154,910)                                             1,154,910
                                                              -----------
Total Investments (100.0%)
  (cost $17,031,754)                                          $17,507,644
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  10      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MUNICIPAL BONDS (94.1%)
GENERAL OBLIGATION--BOND BANK (7.0%)
$            100,000 Maine Muni Bond Bank Refunding Bonds,
                      Series 92 C, 5.80%, 11/1/99...........  $   103,293
              80,000 Maine Muni Bond Bank Sewer & Water
                      Bonds, Series 91 A, 7.20%, 11/1/13,
                      P/R USG 11/1/01 @ 102.................       89,018
              50,000 Maine Muni Bond Bank, Series 88 A,
                      6.70%, 11/1/98........................       51,925
              50,000 Maine Muni Bond Bank, Series 88 A,
                      7.50%, 11/1/05, P/R USG 11/1/98 @
                      102...................................       53,501
              40,000 Maine Muni Bond Bank, Series 88 B,
                      7.65%, 11/1/06, P/R USG 11/1/98 @
                      102.25................................       42,985
              50,000 Maine Muni Bond Bank, Series 88 B,
                      7.85%, 11/1/18, P/R USG 11/1/98 @
                      103...................................       54,232
              60,000 Maine Muni Bond Bank, Series 88 C,
                      7.10%, 11/1/02, P/R USG 11/1/98 @
                      101.25................................       63,415
              50,000 Maine Muni Bond Bank, Series 89 B,
                      7.40%, 11/1/14, P/R USG 1/1/99 @
                      102...................................       54,471
             210,000 Maine Muni Bond Bank, Series 90 B,
                      7.20%, 11/1/07, P/R USG 11/1/00 @
                      102...................................      231,091
              50,000 Maine Muni Bond Bank, Series 90 B,
                      7.20%, 11/1/11, P/R USG 11/1/00 @
                      102...................................       55,022
             150,000 Maine Muni Bond Bank, Series 90 B,
                      7.20%, 11/1/15, P/R USG 11/1/00 @
                      102...................................      165,065
              25,000 Maine Muni Bond Bank, Series 90 D,
                      7.375%, 11/1/10, P/R USG 11/1/00 @
                      102...................................       27,652
             100,000 Maine Muni Bond Bank, Series 92 B,
                      6.65%, 11/1/07........................      109,388
              85,000 Maine Muni Bond Bank, Series 92 B,
                      6.75%, 11/1/12........................       91,918
             150,000 Maine Muni Bond Bank, Series 92 E,
                      5.80%, 11/1/04........................      157,634
             200,000 Maine Muni Bond Bank, Series 92 E,
                      5.875%, 11/1/05.......................      209,958
             205,000 Maine Muni Bond Bank, Series 93 C,
                      5.55%, 11/1/08........................      208,278
                                                              -----------
                                                                1,768,846
                                                              -----------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GENERAL OBLIGATION--POLITICAL SUBDIVISION (15.0%)
$            175,000 Bar Harbor, ME, UTGO Bonds, 6.20%,
                      6/1/05................................  $   186,750
              75,000 Bar Harbor, ME, UTGO Bonds, 6.45%,
                      6/1/09................................       81,517
              15,000 Bath, ME, UTGO R/V, 7.40%, 12/1/06......      17,521
              30,000 Bath, ME, UTGO Bonds, 7.45%, 12/1/07....      35,397
              20,000 Bath, ME, UTGO Bonds, 7.50%, 12/1/08....      23,780
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/03................................       52,845
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/04................................       53,058
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/05................................       53,134
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.20%,
                      1/1/06................................       53,215
              60,000 City of Bangor, ME, UTGO Bonds, 5.50%,
                      9/1/04................................       62,233
             100,000 City of Bangor, ME, UTGO Bonds, 5.20%,
                      11/1/00...............................      102,140
             250,000 Cumberland County, ME, UTGO Bonds,
                      5.25%, 2/1/07.........................      253,335
             100,000 Cumberland County, ME, UTGO Bonds,
                      6.50%, 2/1/03, P/R USG 2/1/01 @ 102...      108,041
              25,000 Ellsworth, ME, UTGO Bonds, 7.20%,
                      7/1/08................................       28,682
             250,000 Freeport, ME, UTGO Bonds, 7.25%,
                      9/1/04................................      284,288
              20,000 Freeport, ME, UTGO Bonds, 7.25%,
                      9/1/10................................       23,331
              40,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.40%, 9/1/04................       43,663
             215,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.60%, 9/1/06................      234,298
              50,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.65%, 9/1/07................       54,555
              50,000 Portland, ME, UTGO Bonds, 12.10%,
                      7/1/99................................       58,183
              50,000 Portland, ME, UTGO Bonds, 10.50%,
                      11/1/99...............................       57,421
             500,000 Portland, ME, UTGO Bonds, 6.20%,
                      4/1/05................................      540,430

See Notes to Schedule of Investments.  11      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1997
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 GENERAL OBLIGATION--POLITICAL SUBDIVISION, CONTINUED
$             50,000 Portland, ME, UTGO Bonds, 12.60%,
                      11/1/05...............................  $    76,004
             790,000 Portland, ME, UTGO Bonds, 5.30%,
                      6/1/13................................      773,078
             150,000 South Portland, ME, UTGO Bonds, 5.80%,
                      9/1/08................................      158,795
              40,000 South Portland, ME, UTGO Bonds, 5.80%,
                      9/1/11................................       41,787
              25,000 Westbrook, ME, UTGO Bonds, 6.75%,
                      11/15/04..............................       27,802
              75,000 Windham, ME, UTGO Bonds, 0.05%,
                      6/15/08...............................       41,436
             130,000 Winslow, ME, GO Bonds, Crowe Rope
                      Industries Project, Series A, MBIA
                      insured, 5.50%, 3/1/07................      129,895
              20,000 Winslow, ME, UTGO Bonds, AMBAC insured,
                      6.90%, 10/1/08........................       21,847
              25,000 Winthrop, ME, UTGO Bonds, 5.10%,
                      8/1/04................................       25,127
              25,000 Winthrop, ME, UTGO Bonds, 5.20%,
                      8/1/05................................       25,158
              25,000 Winthrop, ME, UTGO Bonds, 5.30%,
                      8/1/06................................       25,209
              25,000 Winthrop, ME, UTGO Bonds, 5.40%,
                      8/1/07................................       25,324
                                                              -----------
                                                                3,779,279
                                                              -----------
GENERAL OBLIGATION--SCHOOL DISTRICTS (0.4%)
              50,000 Winslow, ME, SD, UTGO Bonds, AMBAC
                      insured, 7.00%, 10/1/10...............       54,818
              35,000 York, ME, SD, UTGO Bonds, AMBAC insured,
                      6.40%, 3/1/03.........................       37,551
                                                              -----------
                                                                   92,369
                                                              -----------
GENERAL OBLIGATION--STATES, TERRITORIES (12.0%)
             100,000 Maine, Highway Improvements, UTGO Bonds,
                      8.00%, 5/1/02.........................      114,301
              25,000 Maine, UTGO Bonds, 10.00%, 5/15/97......      25,187
              60,000 Maine, UTGO Bonds, 10.00%, 5/15/98......      63,967
              10,000 Maine, UTGO Bonds, 9.25%, 3/15/99.......      10,904
             100,000 Maine, UTGO Bonds, 6.75%, 5/15/99.......     104,798
             100,000 Maine, UTGO Bonds, 8.50%, 3/1/00........     110,497


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 GENERAL OBLIGATION--STATES, TERRITORIES, CONTINUED
$            100,000 Maine, UTGO Bonds, 7.50%, 12/15/00...... $   109,838
              50,000 Maine, UTGO Bonds, 8.00%, 5/1/01........      56,072
              90,000 Maine, UTGO Bonds, 6.40%, 7/1/02........      96,841
             100,000 Maine, UTGO Bonds, 6.50%, 7/1/03........     108,823
             100,000 Puerto Rico Infrastructure Financing
                      Authority, Special Tax Refunding R/V,
                      Series 88 A, 7.75%, 7/1/08............      106,010
           1,150,000 Puerto Rico, UTGO Bonds, MBIA insured,
                      6.50%, 7/1/04.........................    1,260,665
             345,000 Puerto Rico, UTGO Bonds, MBIA insured,
                      5.50%, 7/1/08.........................      355,926
             250,000 Puerto Rico Municipal Finance Agency,
                      UTGO Bonds, Series 92 A, 5.80%,
                      7/1/04................................      258,635
             250,000 Puerto Rico Municipal Finance Agency,
                      UTGO Bonds, Series 92 A, 5.875%,
                      7/1/05................................      258,233
                                                              -----------
                                                                3,040,697
                                                              -----------
AIRPORT REVENUE (2.5%)
             100,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 5.75%,
                      10/1/01...............................      103,070
             150,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.00%,
                      10/1/03...............................      156,716
             100,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.10%,
                      10/1/04...............................      105,227
             250,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.35%,
                      10/1/07...............................      263,118
                                                              -----------
                                                                  628,131
                                                              -----------
EDUCATION FACILITIES REVENUE (8.5%)
              30,000 Maine Educational Loan Authority,
                      Educational Loan R/V, Supplemental
                      Education Loan Program, Series 92 A-1,
                      6.80%, 12/1/07........................       31,557

See Notes to Schedule of Investments.  12      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1997
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 EDUCATION FACILITIES REVENUE, CONTINUED
$             70,000 Maine Educational Loan Authority,
                      Educational Loan R/V, Supplemental
                      Education Loan Program, Series 92 A-1,
                      7.00%, 12/1/16........................  $    73,744
              45,000 Maine Educational Loan Marketing Corp.,
                      Student Loan Refunding R/V, 6.90%,
                      11/1/03...............................       45,972
              25,000 Maine Educational Loan Marketing Corp.,
                      Student Loan Refunding R/V, Series 92
                      A-1, 6.35%, 5/1/05....................       25,751
             100,000 Maine Health & Higher EFA R/V, Colby
                      College Issue, FGIC insured, 6.20%,
                      7/1/99................................      103,775
             180,000 Puerto Rico Public Buildings Authority,
                      Guaranteed Public Education and Health
                      Facilities Refunding R/V, Series 93 M,
                      5.10%, 7/1/01.........................      181,283
             790,000 Puerto Rico Public Buildings Authority,
                      Guaranteed Public Education and Health
                      Facilities Refunding R/V, Series 93 M,
                      FSA insured, 5.70%, 7/1/09............      822,983
              60,000 University of Maine System R/V, 7.20%,
                      9/1/09, P/R USG 9/1/99 @ 102..........       64,896
             105,000 University of Maine System R/V, 7.25%,
                      9/1/19, P/R USG 9/1/99 @ 102..........      113,688
             645,000 University of Puerto Rico R/V, Series N,
                      MBIA insured, 6.25%, 6/1/04...........      698,864
                                                              -----------
                                                                2,162,513
                                                              -----------
HEALTH CARE REVENUE (16.8%)
              10,000 Maine HEHFA Refunding R/V, Kennebec
                      Valley Medical Center, FGIC insured,
                      7.00%, 7/1/05.........................       10,792
             185,000 Maine HEHFA Refunding R/V, Maine Medical
                      Center, ETM USG, 6.00%, 10/1/13.......      192,111
             250,000 Maine HEHFA R/V, Coves Edge Nursing
                      Home, 10.00%, 8/1/20, P/R USG 8/1/00 @
                      103...................................      296,793
             100,000 Maine HEHFA R/V, FSA insured, 6.10%,
                      7/1/01................................      105,053


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 HEALTH CARE REVENUE, CONTINUED
$            140,000 Maine HEHFA R/V, Cedar Nursing Home, FHA
                      insured, 7.90%, 8/1/32, P/R USG 2/1/00
                      @ 102.................................  $   153,150
              50,000 Maine HEHFA R/V, Central Maine Medical
                      Center, FGIC insured, 8.00%, 7/1/18,
                      P/R USG 7/1/98 @ 102..................       53,346
              55,000 Maine HEHFA R/V, Kennebec Valley Medical
                      Center, FGIC insured, 7.00%, 7/1/15...       59,271
             150,000 Maine HEHFA R/V, Portland Alliance for
                      Mentally Ill, Maine Coast Regional
                      Health Center and Thomas College, FSA
                      insured, 6.10%, 7/1/03................      158,420
             455,000 Maine HEHFA R/V, Saint Mary's General
                      Hospital, 8.50%, 7/1/09, P/R USG
                      7/1/99 @ 102..........................      491,533
             100,000 Maine HEHFA R/V, Series 92 B, FSA
                      insured, 5.875%, 7/1/06...............      103,872
             500,000 Maine HEHFA R/V, Series 93 A, FSA
                      insured, 5.60%, 7/1/07................      512,055
             450,000 Maine HEHFA R/V, Series 93 B, FSA
                      insured, 5.55%, 7/1/08................      456,350
             155,000 Maine HEHFA R/V, Series 93 D, FSA
                      insured, 5.20%, 7/1/06................      154,874
             500,000 Maine HEHFA R/V, Series 93 D, FSA
                      insured, 5.30%, 7/1/07................      501,770
              25,000 Maine HEHFA R/V, Southern Maine Medical
                      Center, AMBAC insured, 7.20%, 1/06....       27,052
              15,000 Maine HEHFA R/V, Southern Maine Medical
                      Center, AMBAC insured, 7.30%,
                      5/1/14................................       16,273
             950,000 Maine Veterans' Homes R/V, 6.80%,
                      10/1/05...............................      963,936
                                                              -----------
                                                                4,256,651
                                                              -----------
HOUSING REVENUE (5.9%)
              30,000 Maine HSG AUTH Refunding R/V, Series 91
                      A, FSA insured, 7.40%, 11/15/22.......       31,605
              15,000 Maine HSG AUTH R/V, Mortgage Purchase,
                      Series 87 A-2, FHA/ VA Mortgage Pools,
                      8.10%, 11/15/08.......................       15,512

See Notes to Schedule of Investments.  13      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1997
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 HOUSING REVENUE, CONTINUED
$             25,000 Maine HSG AUTH R/V, Mortgage Purchase,
                      Series 87 B, FHA/VA/ Private Mortgage
                      Pools, 7.60%, 11/15/99................  $    25,758
              10,000 Maine HSG AUTH R/V, Mortgage Purchase,
                      Series 88 B, FHA/VA/ Private Mortgage
                      Pools, 8.00%, 11/15/15................       10,257
             100,000 Maine HSG AUTH R/V, Mortgage Purchase,
                      Series 88 C, 8.20%, 11/15/08..........      103,897
              40,000 Maine HSG AUTH R/V, Mortgage Purchase,
                      Series 88 D-5, 7.45%, 11/15/11........       41,728
             200,000 Maine HSG AUTH R/V, Mortgage Purchase,
                      Series 88 D-6, 7.25%, 11/15/19........      208,166
              20,000 Maine HSG AUTH R/V, Mortgage Purchase,
                      Series 89 A-1, 7.625%, 11/15/24.......       20,819
              30,000 Maine HSG AUTH R/V, Mortgage Purchase,
                      Series 89 A-2, 7.30%, 11/15/16........       31,303
             110,000 Maine HSG AUTH R/V, Mortgage Purchase,
                      Series 90 A-5, Remarketed 5/13/93,
                      6.20%, 11/15/16.......................      111,741
             185,000 Maine HSG AUTH R/V, Mortgage Purchase,
                      Series 92 C, 6.55%, 11/15/12..........      190,165
             300,000 Maine HSG AUTH R/V, Mortgage Purchase,
                      Series 94 A-2, 5.20%, 11/15/08........      293,736
             250,000 Maine HSG AUTH R/V, Mortgage Purchase,
                      Series 94 C-1, 6.20%, 11/15/07........      256,495
              50,000 Maine HSG AUTH R/V, SFM R/V Bonds,
                      Series 91-1, 6.90%, 11/1/07...........       52,139
              55,000 Maine HSG AUTH R/V, SFM R/V Bonds,
                      Series 91-1, 7.15%, 11/1/21...........       57,511
              35,000 Virgin Islands HFA, SFM R/V Bonds, GNMA
                      Mortgage-Backed, 6.00%, 3/1/07........       35,127
                                                              -----------
                                                                1,485,959
                                                              -----------


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
INDUSTRIAL DEVELOPMENT REVENUE (3.7%)
$            100,000 Puerto Rico Industrial, Medical &
                      Environmental R/V, Abbott
                      Laboratories, Inc. Project, 6.50%,
                      7/1/09................................  $   100,623
             760,000 Puerto Rico Industrial, Medical &
                      Environmental R/V, Motorola, Inc.
                      Project, Series 83 A, 6.75%,
                      1/1/14(b).............................      828,118
                                                              -----------
                                                                  928,741
                                                              -----------
POLLUTION CONTROL REVENUE (4.4%)
             530,000 East Millinocket, ME, PCR Bonds, Great
                      Northern Nekoosa Corp. Project, ETM
                      USG, 6.70%, 6/1/04....................      561,921
             500,000 Maine Finance Authority R/V, Boise
                      Cascade Corp. Project, 7.90%,
                      6/1/15................................      540,075
                                                              -----------
                                                                1,101,996
                                                              -----------
RESOURCE RECOVERY REVENUE (3.8%)
              45,000 Guam Government Water System R/V, CGIC
                      insured, 6.85%, 7/1/99................       47,225
             500,000 Regional Waste Systems, Inc., ME, R/V,
                      Series A-C, 7.30%, 7/1/98.............      518,330
             345,000 Regional Waste Systems, Inc., ME, R/V,
                      Series A-C, 7.95%, 7/1/10.............      372,123
              25,000 Regional Waste Systems, Inc., ME, R/V,
                      Series D-F, 7.60%, 7/1/00.............       26,565
                                                              -----------
                                                                  964,243
                                                              -----------
TRANSPORTATION REVENUE (0.4%)
              30,000 Maine State Turnpike Authority R/V, MBIA
                      insured, 6.00%, 7/1/11................       31,106
              65,000 Puerto Rico Highway & Transportation
                      Authority Refunding R/V, Series 92 U,
                      5.875%, 7/1/99........................       66,732
                                                              -----------
                                                                   97,838
                                                              -----------
UTILITIES REVENUE (2.0%)
             165,000 Kennebec, ME, Water District R/V, 7.00%,
                      12/1/14, P/R USG 12/1/01 @ 101.50.....      183,412
              40,000 Kennebec, ME, Water District R/V, 7.00%,
                      12/1/20, P/R USG 12/1/01 @ 101.50.....       44,463

See Notes to Schedule of Investments.  14      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1997
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
UTILITIES REVENUE, CONTINUED
$            250,000 Puerto Rico Telephone Authority
                      Refunding R/V, Series 93 M, 5.40%,
                      1/1/08................................  $   250,997
              25,000 Wells Sanitation District, ME, Sewer
                      R/V, 6.75%, 3/1/00....................       26,359
                                                              -----------
                                                                  505,231
                                                              -----------
OTHER REVENUE (11.7%)
             500,000 Guam Government R/V Bonds, Series 89 A,
                      Fuji Bank LOC, 7.00%, 11/15/04........      537,395
              10,000 Maine Court Facilities Authority Lease
                      Rental R/V, 7.15%, 8/1/07, P/R USG
                      8/1/00 @ 102..........................       10,980
             350,000 Virgin Islands PFA R/V, Government
                      Development Program, Series A, 7.00%,
                      10/1/04...............................      377,677
             900,000 Virgin Islands PFA R/V, Matching Federal
                      Loan Notes, Series A, 6.90%,
                      10/1/01...............................      950,364
              15,000 Virgin Islands PFA R/V, Series 89 B,
                      7.25%, 10/1/07, P/R USG 10/1/00 @
                      101...................................       16,396


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 OTHER REVENUE, CONTINUED
$            875,000 Virgin Islands PFA R/V, ETM USG, Series
                      89 A, 7.30%, 10/1/18,                   $ 1,080,975
                                                              -----------
                                                                2,973,787
                                                              -----------
Total Municipal Bonds
  (cost $23,315,282)                                           23,786,281
                                                              -----------
BOND ANTICIPATION NOTES (0.0%)
              10,000 Bangor, ME, UTGO Bond Anticipation Note,
                      10.00%, 6/1/97 (cost $10,089).........       10,101
                                                              -----------
       SHARES
    -----------
SHORT-TERM HOLDINGS (5.9%)
           1,039,484 1784 Tax Free Money Market Fund.........   1,039,484
             453,570 Fidelity Institutional Tax Exempt Money
                      Market Fund...........................      453,570
                                                              -----------
Total Short-Term Holdings
  (cost $1,493,054)                                             1,493,054
                                                              -----------
Total Investments (100.0%)
  (cost $24,818,425)                                          $25,289,436
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  15      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                   VALUE
------------------------------------------------------------  ----------
MUNICIPAL BONDS (97.6%)
GENERAL OBLIGATION--BOND BANK (7.2%)
$             25,000 New Hampshire Muni Bond Bank, Series 89
                      B, 6.70%, 7/15/04,
                      P/R USG 7/15/99 @ 102.................  $   26,698
              25,000 New Hampshire Muni Bond Bank, Series 90
                      A, 6.90%, 1/15/05.....................      26,937
              20,000 New Hampshire Muni Bond Bank, Series 90
                      D, 6.90%, 7/15/03.....................      21,687
              25,000 New Hampshire Muni Bond Bank R/V, Series
                      91 E, 6.90%, 8/15/06..................      27,490
              50,000 New Hampshire Muni Bond Bank Refunding
                      Bonds, Series 92 H, 6.35%, 7/15/06....      53,231
             175,000 New Hampshire Muni Bond Bank Refunding
                      Bonds, Series 92 H, 6.50%, 7/15/08....     185,918
              85,000 New Hampshire Muni Bond Bank, Series 94
                      C, State Guaranteed, 5.80%, 8/15/08...      88,095
             150,000 New Hampshire Muni Bond Bank, Series 94
                      E, State Guaranteed 5.25%, 8/15/01....     153,366
              25,000 New Hampshire Muni Bond Bank, Series K,
                      6.75%, 1/15/08, P-K (USG) 1/15/01 @
                      102...................................      27,163
                                                              ----------
                                                                 610,585
                                                              ----------
GENERAL OBLIGATION--POLITICAL SUBDIVISION (20.3%)
             155,000 Bedford, NH, UTGO Bonds, 6.70%,
                      8/1/12................................     164,399
             100,000 Concord, NH, GO Bonds, MBIA insured,
                      5.00%, 1/15/09........................      96,748
              25,000 Concord, NH, GO Bonds, 7.00%, Series 88,
                      5/15/04, P-K (USG) 5/15/98 @ 102......      26,311
              25,000 Exeter, NH, UTGO Bonds, 5.30%,
                      6/15/08...............................      25,270
              50,000 Exeter, NH, UTGO Bonds, Series 93,
                      5.10%, 6/15/05........................      50,447
             140,000 Exeter, NH, UTGO Bonds, Sewer
                      Improvements, 6.25%, 1/15/07..........     147,568
              50,000 Franklin, NH, GO Bonds, MBIA insured,
                      5.20%, 10/1/07........................      50,462
              45,000 Keene, NH, UTGO Bonds, 5.15%,
                      10/15/11..............................      43,938
              45,000 Manchester, NH, Public Improvement
                      Bonds, 7.10%, 9/1/00, P/R USG 9/1/97 @
                      102...................................      46,494
              40,000 Manchester, NH, Public Improvement
                      Bonds, 7.50%, 9/1/04, P/R USG 9/1/97 @
                      102...................................      41,393
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                   VALUE
------------------------------------------------------------  ----------
GENERAL OBLIGATION--POLITICAL SUBDIVISION, CONTINUED
$            250,000 Manchester, NH, Public Improvement
                      Bonds, 5.50%, 11/1/12.................  $  249,080
             250,000 Manchester, NH, UTGO Bonds, Series 93 A,
                      5.30%, 7/1/07.........................     252,893
              15,000 Nashua, NH, UTGO Bonds, 6.80%, 7/1/09...     16,443
             100,000 Nashua, NH, UTGO Bonds, AMBAC insured,
                      5.35%, 7/15/06........................     101,343
              10,000 Nashua, NH, UTGO Bonds, Public
                      Improvement Bonds, 6.70%, 11/1/07.....      10,761
             350,000 New Hampshire State Capital Improvement
                      GO Bonds, 5.50%, 12/1/06..............     361,011
              10,000 New Hampshire State, GO Bonds, 6.00%,
                      9/1/05................................      10,662
              30,000 Salem, NH, UTGO Bonds, MBIA insured,
                      6.45%, 3/1/04.........................      32,175
                                                              ----------
                                                               1,727,398
                                                              ----------
GENERAL OBLIGATION--SCHOOL DISTRICTS (7.0%)
             100,000 Concord, NH, SD, GO Bonds, 4.70%,
                      10/15/07..............................      96,871
             100,000 Concord, NH, SD, GO Bonds, 5.00%,
                      10/15/10..............................      96,703
              90,000 Farmington, NH, SD, GO Bonds, AMBAC
                      insured, 5.55%, 2/15/02...............      93,272
             100,000 Goffstown, NH, SD, GO Bonds, AMBAC
                      insured, 5.25%, 8/15/11...............      97,775
              25,000 Hudson, NH, SD, GO Bonds, Lot B, 7.30%,
                      12/15/06..............................      28,971
              20,000 Hudson, NH, SD, GO Bonds, Lot B, 7.30%,
                      12/15/08..............................      23,410
              50,000 Oyster River, NH, Cooperative SD State
                      Guaranteed GO Bonds, Lot A, 5.75%,
                      6/15/07...............................      52,155
             100,000 Oyster River, NH, Cooperative SD State
                      Guaranteed GO Bonds, Lot A, 5.85%,
                      6/15/08...............................     104,423
                                                              ----------
                                                                 593,580
                                                              ----------
GENERAL OBLIGATION--STATES, TERRITORIES (4.8%)
             115,000 Londonderry, NH, UTGO Bonds, 5.40%,
                      1/15/15...............................     110,679
             100,000 Nashua, NH, UTGO Public Improvement
                      Bonds, 6.80%, 7/1/07..................     109,617

See Notes to Schedule of Investments.  16      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1997
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                   VALUE
------------------------------------------------------------  ----------
GENERAL OBLIGATION--STATES, TERRITORIES, CONTINUED
$            180,000 Puerto Rico, UTGO Bonds, Series 93, MBIA
                      insured, 5.50%, 7/1/08................  $  185,701
                                                              ----------
                                                                 405,997
                                                              ----------
EDUCATION FACILITIES REVENUE (25.0%)
              15,000 Mascenic, NH, Regional SD #1, Lot C,
                      AMBAC insured, 7.20%, 12/15/07........      17,498
             255,000 New Hampshire HEHFA (Franklin Pierce
                      College) R/V, Series 94, 5.50%,
                      10/1/04...............................     243,248
             250,000 New Hampshire HEHFA (Franklin Pierce
                      College) R/V, 6.00%, 10/1/13..........     227,695
             125,000 New Hampshire HEHFA (Rivier College)
                      R/V, 6.90%, 1/1/13....................     126,815
              30,000 New Hampshire HEHFA (University System
                      of NH) R/V, MBIA insured, Series 92,
                      6.00%, 7/1/07.........................      31,311
             610,000 New Hampshire HEHFA (Kendal at Hanover)
                      R/V, 5.80%, 10/1/12...................     599,611
             485,000 Puerto Rico Public Buildings Authority,
                      Guaranteed Public Education and Health
                      Facilities Refunding R/V, Series 93 M,
                      FSA insured, 5.70%, 7/1/09............     505,250
             345,000 University of Puerto Rico R/V, Series N,
                      MBIA insured, 6.25%, 6/1/04...........     373,810
                                                              ----------
                                                               2,125,238
                                                              ----------
HEALTH CARE REVENUE (4.5%)
              15,000 New Hampshire HEHFA (Mary Hitchcock
                      Memorial Hospital), FGIC insured,
                      4.90%, 8/15/01........................      15,052
              20,000 New Hampshire HEHFA (Elliot Hospital of
                      Manchester), 6.50%, 10/1/11...........      21,220
             100,000 New Hampshire HEHFA (Exeter Hospital),
                      5.25%, 10/1/00........................     100,317
              45,000 New Hampshire HEHFA (Lakes Region
                      Hospital Association), 5.75%,
                      1/1/11................................      45,247
              50,000 New Hampshire HEHFA (Nashua Memorial
                      Hospital R/V), 5.50%, 10/1/02.........      50,118
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                   VALUE
------------------------------------------------------------  ----------
HEALTH CARE REVENUE, CONTINUED
$            150,000 New Hampshire HEHFA (Wentworth-Douglass
                      Hospital), 5.40%, 1/1/07..............  $  151,131
                                                              ----------
                                                                 383,085
                                                              ----------
HOUSING REVENUE (7.8%)
              15,000 New Hampshire State HFA, SFM R/V, 6.75%,
                      7/1/04................................      15,522
             100,000 New Hampshire State HFA, SFM R/V, Series
                      92 A, 5.25%, 1/1/07...................      99,314
             100,000 New Hampshire State HFA, SFM R/V, Series
                      96 B, 5.90%, 1/1/07...................     100,298
             100,000 New Hampshire State HFA, SFM R/V, Series
                      96 B, 6.00%, 1/1/08...................      99,754
             100,000 New Hampshire State HFA, SFM R/V, Series
                      96 B, 6.00%, 7/1/08...................      99,746
             100,000 Puerto Rico Housing Bank & Finance
                      Agency Special Obligation R/V, Series
                      92 H, FSA insured, 5.95%, 10/1/01.....     104,955
             145,000 Virgin Islands HFA, SFM R/V, GNMA
                      Mortgage-Backed, 6.00%, 3/1/07........     145,527
                                                              ----------
                                                                 665,116
                                                              ----------
INDUSTRIAL DEVELOPMENT REVENUE (0.5%)
              40,000 Puerto Rico Industrial, Medical &
                      Environmental R/V, Motorola, Inc.
                      Project, Series 83 A, 6.75%,
                      1/1/14(b).............................      43,585
                                                              ----------
RESOURCE RECOVERY REVENUE (0.4%)
              30,000 Guam Government Water System R/V, CGIC
                      insured, 6.85%, 7/1/99................      31,483
                                                              ----------
TRANSPORTATION REVENUE (10.0%)
              25,000 Guam Government Limited Obligation
                      Highway R/V, Series 92 A, FSA insured,
                      5.60%, 5/1/00.........................      25,684
             550,000 New Hampshire State Turnpike System
                      Refunding R/V, Series 91 A, FGIC
                      insured, 7.00%, 11/1/06...............     625,949
             100,000 New Hampshire State Turnpike System
                      Refunding R/V, Series 91 A, FGIC
                      insured, 6.75%, 11/1/11...............     110,437

See Notes to Schedule of Investments.  17      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1997
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                   VALUE
------------------------------------------------------------  ----------
TRANSPORTATION REVENUE, CONTINUED
$             90,000 Puerto Rico Highway & Transportation
                      Authority Refunding R/V, Series 93 X,
                      5.00%, 7/1/02.........................  $   89,952
                                                              ----------
                                                                 852,022
                                                              ----------
OTHER REVENUE (10.1%)
              70,000 Puerto Rico Public Buildings Authority,
                      Commonwealth Guaranteed Public
                      Education and Health Facilities
                      Refunding R/V, Series 93 M, 5.10%,
                      7/1/01................................      70,499
             185,000 Virgin Islands PFA R/V, Government
                      Development Program, Series A, 7.00%,
                      10/1/04...............................     199,630
             100,000 Virgin Islands PFA R/V, Series A, 6.90%,
                      10/1/01...............................     105,596
             160,000 Virgin Islands PFA R/V, Series 89 A,
                      7.30%, 10/1/18, P/R USG 10/1/00 @
                      101...................................     175,156
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                   VALUE
------------------------------------------------------------  ----------
OTHER REVENUE, CONTINUED
$            235,000 Virgin Islands PFA R/V, Series 89 A,
                      7.30%, 10/1/18, P/R USG 10/1/00 @
                      101...................................  $  290,319
              15,000 Virgin Islands PFA R/V, Series 89 B,
                      7.25%, 10/1/07, P/R USG 10/1/00 @
                      101...................................      16,396
                                                              ----------
                                                                 857,596
                                                              ----------
Total Municipals (cost $8,288,256)                             8,295,685
                                                              ----------
       SHARES
    -----------
SHORT-TERM HOLDINGS (2.4%)
             200,000 New Hampshire HEHFA Revenue Municipal
                      Demand Notes, FGIC insured, 3.20%,
                      7/1/21
                        (cost $200,000)(a)..................     200,000
                                                              ----------
Total Investments (100.0%) (cost $8,488,256)                  $8,495,685
                                                              ----------
                                                              ----------

See Notes to Schedule of Investments.  18      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCKS (68.1%)
CHEMICALS & ALLIED PRODUCTS (3.9%)
              3,700 Dow Chemical Co.........................  $   296,000
              5,750 Schering-Plough Corp....................      418,312
                                                              -----------
                                                                  714,312
                                                              -----------
COMMUNICATIONS (6.9%)
              6,500 Ameritech Corp..........................      399,750
              6,000 British Telecommunications, ADR.........      420,000
             22,800 US West Media Group(c)..................      424,652
                                                              -----------
                                                                1,244,402
                                                              -----------
DEPOSITORY INSTITUTIONS (2.2%)
              5,960 Bank of Boston Corp.....................      399,320
                                                              -----------
ELECTRIC GAS & SANITARY SERVICES (3.3%)
             10,000 Boston Edison Co........................      262,500
             10,500 GPU Corp................................      337,312
                                                              -----------
                                                                  599,812
                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
 EXCEPT COMPUTER EQUIPMENT (3.3%)
             12,000 HMT Technology Corp.(c).................      147,000
              5,795 Harris Corp.............................      445,490
                                                              -----------
                                                                  592,490
                                                              -----------
ENERGY (1.6%)
              7,600 Public Service Co. of Colorado..........      294,500
                                                              -----------
FOOD & KINDRED PRODUCTS (1.3%)
              7,200 Universal Foods Corp....................      239,400
                                                              -----------
HEALTH SERVICES (2.2%)
             16,000 Tenet Healthcare Corp.(c)...............      394,000
                                                              -----------
HOLDING & OTHER INVESTMENT OFFICES (2.3%)
             17,100 Security Capital Pacific Trust..........      416,812
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
 EQUIPMENT (9.9%)
             10,000 Applied Materials, Inc.(c)..............      463,750
              3,270 Compaq Computer Corp....................      250,564
              2,600 IBM Corp................................      357,175
              6,950 Timken Co...............................      371,825
              6,700 Varian Associates, Inc..................      358,450
                                                              -----------
                                                                1,801,764
                                                              -----------
INSURANCE CARRIERS (4.3%)
             12,200 American Financial Group, Inc...........      445,300
              7,066 Travelers Group, Inc....................  $   338,285
                                                              -----------
                                                                  783,585
                                                              -----------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (1.9%)
             15,500 ITT Industries, Inc.....................      346,813
                                                              -----------
OFFICE EQUIPMENT (2.4%)
             17,900 American Business Products, Inc.........      429,600
                                                              -----------
OIL & GAS EXTRACTION (1.9%)
              2,600 Atlantic Richfield Co...................      351,000
                                                              -----------
PAPER & ALLIED PRODUCTS (1.6%)
              4,700 Willamette Industries, Inc..............      293,750
                                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES (5.3%)
             10,000 MAPCO, Inc..............................      310,000
              2,230 Mobil Corp..............................      291,294
              9,000 Phillips Petroleum Co...................      367,875
                                                              -----------
                                                                  969,169
                                                              -----------
PRIMARY METAL INDUSTRIES (1.8%)
             12,000 USX-US Steel Group, Inc.................      319,500
                                                              -----------
TEXTILE MILL PRODUCTS (2.3%)
             11,500 Russell Corp............................      411,125
                                                              -----------
TOBACCO PRODUCTS (2.5%)
              4,000 Philip Morris Cos., Inc.................      456,500
                                                              -----------
TRANSPORT EQUIPMENT (5.2%)
             15,000 Fleetwood Enterprises, Inc..............      375,000
              3,850 Northrop Grumman Corp...................      291,156
              9,000 Trinity Industries, Inc.................      273,375
                                                              -----------
                                                                  939,531
                                                              -----------
WHOLESALE TRADE-NONDURABLE GOODS (2.0%)
             12,100 Supervalu, Inc..........................      359,975
                                                              -----------
Total Common Stocks
  (cost $10,935,975)                                           12,357,360
                                                              -----------
    FACE AMOUNT
    ----------
CORPORATE BONDS & NOTES (10.1%)
$            50,000 Allstate Corp., 5.875%, 6/15/98.........       49,670
            100,000 Avco Financial Services, 5.875%,
                      10/15/97..............................       99,972
             45,000 Avco Financial Services, 5.50%,
                      5/1/98................................       44,558
            150,000 Bear Stearns Cos., Inc., 6.625%,
                      1/15/04...............................      143,731

See Notes to Schedule of Investments.  19      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1997
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
CORPORATE BONDS & NOTES, CONTINUED
$           200,000 Chase Manhattan Corp., 6.25%, 1/15/06...  $   183,761
             50,000 Comerica Bank, Detroit, 5.95%,
                      9/15/97...............................       50,029
             50,000 Ford Motor Credit Corp., 7.125%,
                      12/1/97...............................       50,346
            100,000 GTE South, Inc., 6.25%, 11/15/97........      100,181
            100,000 Household Finance Corp., 7.625%,
                      6/15/99...............................      101,748
            200,000 Household Finance Corp., 8.00%,
                      8/15/04...............................      202,491
            200,000 Lockheed Martin Corp., 6.85%, 5/15/01...      198,424
             65,000 PepsiCo, Inc., 6.25%, 9/1/99............       64,330
            200,000 Sears Roebuck Acceptance Corp., 6.75%,
                      9/15/05...............................      190,597
            100,000 Southwestern Bell Capital Corp., 6.05%,
                      2/9/98................................       99,908
            100,000 Wachovia Corp., 7.00%, 12/15/99.........      100,444
             50,000 Wal-Mart Stores, Inc., 5.50%, 3/1/98....       49,801
            100,000 WMX Technologies, Inc., 8.25%,
                      11/15/99..............................      103,390
                                                              -----------
Total Corporate Bonds & Notes
  (cost $1,878,165)                                             1,833,381
                                                              -----------
GOVERNMENT AGENCY NOTES (8.6%)
FHLB (1.6%)
            300,000 6.41%, 12/29/03.........................      287,650
                                                              -----------
FHLMC (3.2%)
            400,000 6.89%, 10/3/05..........................      389,418
            200,000 6.65%, 2/9/06...........................      190,832
                                                              -----------
Total FHLMC                                                       580,250
                                                              -----------
FNMA (3.8%)
            100,000 9.55%, 11/10/97.........................      102,167
            500,000 6.54%, 9/8/00...........................      496,433
            100,000 6.38%, 4/29/03..........................       96,662
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
FNMA, CONTINUED
                                                              -----------
Total FNMA                                                        695,262
                                                              -----------
Total Government Agency Notes
  (cost $1,574,712)                                             1,563,162
                                                              -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.1%)
FHLMC (2.1%)
$           200,000 Series 1678 C, 6.00%, 8/15/08...........  $   186,330
            200,000 Series 1491 GB, 6.90%, 11/15/21.........      190,350
                                                              -----------
Total FHLMC                                                       376,680
                                                              -----------
FNMA (2.0%)
            400,000 Series 1992 184 C, 7.00%, 10/25/21......      361,896
                                                              -----------
Total Collateralized Mortgage Obligations
  (cost $798,124)                                                 738,576
                                                              -----------
MORTGAGE BACKED SECURITIES (1.0%)
GNMA
            176,445 Pool 394795, 7.50%, 10/15/10 (cost
                      $181,297).............................      177,998
                                                              -----------
TREASURY NOTES (6.5%)
            100,000 6.375%, 1/15/99.........................      100,031
            125,000 9.125%, 5/15/99.........................      131,484
            275,000 6.75%, 6/30/99..........................      276,547
            400,000 6.13%, 7/31/00..........................      393,875
            275,000 7.25%, 5/15/04..........................      280,500
                                                              -----------
Total Treasury Notes
  (cost $1,188,018)                                             1,182,437
                                                              -----------
      SHARES
    ----------
SHORT-TERM HOLDINGS (1.6%)
            286,907 1784 U.S. Treasury Money Market Fund
                      (cost $286,907).......................      286,907
                                                              -----------
Total Investments (100.0%)
  (cost $16,843,198)                                          $18,139,821
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  20      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCKS (96.0%)
BUILDING CONSTRUCTION--GENERAL CONTRACTORS (2.6%)
              10,000 Southdown, Inc.......................... $   342,500
                                                              -----------
CHEMICALS & ALLIED PRODUCTS (11.1%)
               5,000 Abbott Laboratories.....................     280,625
               6,000 Bristol-Myers Squibb Co.................     354,000
               3,000 Dow Chemical Co.........................     240,000
               4,000 Eastman Chemical Co.....................     215,000
               5,000 Schering-Plough Corp....................     363,750
                                                              -----------
                                                                1,453,375
                                                              -----------
COMMUNICATIONS (6.4%)
               4,000 Ameritech Corp..........................     246,000
               6,000 GTE Corp................................     279,750
              17,000 US West Media Group(c)..................     316,625
                                                              -----------
                                                                  842,375
                                                              -----------
DOMESTIC DEPOSITORY INSTITUTIONS (8.4%)
               5,000 Bank of Boston Corp.....................     335,000
               3,500 First Virginia Banks, Inc...............     179,375
               5,000 JSB Financial, Inc......................     212,501
               1,333 Wells Fargo & Co........................     378,739
                                                              -----------
                                                                1,105,615
                                                              -----------
ELECTRIC, GAS & SANITARY SERVICES (4.0%)
               5,000 CINergy Corp............................     170,625
               5,000 General Public Utilities Corp...........     160,625
               5,000 Public Service Co. of Colorado..........     193,750
                                                              -----------
                                                                  525,000
                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT (5.5%)
               4,500 Harris Corp.............................     345,937
               5,000 Texas Instruments, Inc..................     374,375
                                                              -----------
                                                                  720,312
                                                              -----------
FOOD & KINDRED PRODUCTS (7.2%)
              14,700 Archer Daniels Midland Co...............     262,762
              11,000 IBP, Inc................................     270,875
               5,000 Universal Foods Corp....................     166,250
              10,000 Whitman Corp............................     245,000
                                                              -----------
                                                                  944,887
                                                              -----------
FOOD STORES (4.0%)
              10,000 American Stores Co......................     445,000
               5,000 Ruddick Corp............................      77,500
                                                              -----------
                                                                  522,500
                                                              -----------
HEALTH SERVICES (3.4%)
               9,256 MedPartners, Inc.(c)....................     196,690
              10,000 Tenet Healthcare Corp.(c)...............     246,250
                                                              -----------
                                                                  442,940
                                                              -----------
HOLDING & OTHER INVESTMENT OFFICES (1.9%)
              10,000 Security Capital Pacific Trust..........     243,750
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT (8.0%)
               6,000 Briggs & Stratton Corp..................     269,250
               1,000 IBM Corp................................     137,375

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT, CONTINUED
               4,000 Timken Co............................... $   214,000
               5,200 Varian Associates, Inc..................     278,200
               3,500 York International Corp.................     146,562
                                                              -----------
                                                                1,045,387
                                                              -----------
INSURANCE CARRIERS (2.7%)
               7,333 Travelers Group, Inc....................     351,067
                                                              -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (1.2%)
               7,000 ITT Industries, Inc.....................     156,625
                                                              -----------
MISCELLANEOUS RETAIL (2.1%)
              10,000 Toys "R" Us, Inc.(c)....................     280,000
                                                              -----------
OIL & GAS EXTRACTION (2.1%)
               2,000 Atlantic Richfield Co...................     270,000
                                                              -----------
PAPER & ALLIED PRODUCTS (2.7%)
               4,500 Boise Cascade Corp......................     137,250
               3,500 Willamette Industries...................     218,750
                                                              -----------
                                                                  356,000
                                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES (6.5%)
               2,500 Mobil Corp..............................     326,563
               5,000 Phillips Petroleum Co...................     204,375
               8,000 Repsol, S.A. ADR........................     326,000
                                                              -----------
                                                                  856,938
                                                              -----------
PRIMARY METAL INDUSTRIES (1.6%)
               8,000 USX-US Steel Group, Inc.................     213,000
                                                              -----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (0.8%)
               4,525 American Business Products, Inc.........     108,600
                                                              -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICE (1.4%)
               6,000 Edwards (A.G.) Inc......................     184,500
                                                              -----------
TOBACCO PRODUCTS (1.8%)
               2,000 Philip Morris Cos., Inc.................     228,250
                                                              -----------
TRANSPORTATION (9.2%)
               8,000 Fleetwood Enterprises, Inc..............     200,000
               2,298 Lockheed Martin Corp....................     193,032
               3,000 Northrop Grumman Corp...................     226,875
               2,000 Paccar, Inc.............................     133,500
               2,000 Textron, Inc............................     210,000
               8,000 Trinity Industries, Inc.................     243,000
                                                              -----------
                                                                1,206,407
                                                              -----------
WHOLESALE TRADE--NONDURABLE GOODS (1.4%)
               6,000 Supervalu, Inc..........................     178,500
                                                              -----------
Total Common Stocks
   (cost $9,915,768)                                           12,578,528
                                                              -----------
SHORT TERM HOLDINGS (4.0%)
           $ 528,219 1784 U.S. Treasury Money Market Fund
                      (cost $528,219).......................      528,219
                                                              -----------
Total Investments (100.0%)
   (cost $10,443,987)                                         $13,106,747
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  21      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on March 31, 1997.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c) Non-income producing securities.

ADR          American Depositary Receipts
AMBAC        American Municipal Bond Assurance Corporation
CGIC         Capital Guaranty Insurance Company
CP           Commercial Paper
EFA          Education Finance Authority
ETM          Escrowed to Maturity
FGIC         Financial Guaranty Insurance Company
FHA          Federal Housing Authority
FHLB         Federal Home Loan Bank
FHLMC        Federal Home Loan Mortgage Corporation
FNMA         Federal National Mortgage Association
FSA          Financial Security Assurance, Inc.
GNMA         Government National Mortgage Association
GO           General Obligation
HEFA         Higher Education Facilities Authority
HEHFA        Higher Education & Health Facilities Authority
HFA          Housing Finance Authority
HSG AUTH     State Housing Authority
IDA          Industrial Development Authority
LOC          Letter of Credit
LTGO         Limited Tax General Obligation
MBIA         Municipal Bond Insurance Association
MFHR         Multi-Family Housing Revenue
Muni         Municipal
P/R          Prerefunded
PCR          Pollution Control Revenue
PFA          Public Finance Authority
R/V          Revenue Bonds
RTC          Resolution Trust Company
SD           School District
SFM          Single Family Mortgage
VA           Veterans Administration
USG          U.S. Governments
UTGO         Unlimited Tax General Obligation

See Notes to Financial Statements.     22      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS & LIABILITIES
MARCH 31, 1997
--------------------------------------------------------------------------------

                                                                  MAINE         NEW         DAILY
                                      INVESTORS    TAXSAVER     MUNICIPAL    HAMPSHIRE     ASSETS       PAYSON       PAYSON
                                        BOND         BOND         BOND         BOND       TREASURY     BALANCED       VALUE
                                        FUND         FUND         FUND         FUND         FUND         FUND         FUND
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
ASSETS:
    Investments (Notes 1 and 2):
      Investments at cost..........  $21,810,090  $17,031,754  $24,818,425  $8,488,256   $        --  $16,843,198  $10,443,987
      Net unrealized appreciation
       (depreciation)..............      270,445      475,890      471,011       7,429            --    1,296,623    2,662,760
      Investment in Treasury
       Portfolio at value..........           --           --           --          --    44,184,285           --           --
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
        Total investments at
         value.....................   22,080,535   17,507,644   25,289,436   8,495,685    44,184,285   18,139,821   13,106,747
    Cash...........................           --           --           --      27,070            --           --           --
    Interest, dividends and other
     receivables...................      264,174      311,690      485,545     147,405            --       99,977       24,438
    Receivable for securities
     sold..........................           --           --        5,153          --            --           --           --
    Receivable for Fund shares
     sold..........................          302           --      120,495      43,580            --        6,632        2,000
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
Total Assets.......................   22,345,011   17,819,334   25,900,629   8,713,740    44,184,285   18,246,430   13,133,185
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
LIABILITIES:
    Dividends payable..............      122,983       53,804       43,666       8,772       161,396       53,544        9,093
    Payable to Adviser (Note 3)....        7,586        6,074        8,765       2,940            --        9,523        9,175
    Payable to other related
     parties (Note 3)..............           --           --           --          --        13,333           --           --
    Payable for Fund shares
     redeemed......................       19,357           --       17,163      10,155            --       11,334          524
    Accrued expenses...............        4,841        2,449        3,540       1,193        34,404        8,886        5,425
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
Total Liabilities                        154,767       62,327       73,134      23,060       209,133       83,287       24,217
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS.........................  $22,190,244  $17,757,007  $25,827,495  $8,690,680   $43,975,152  $18,163,143  $13,108,968
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
COMPONENTS OF NET ASSETS:
    Paid in capital................  $22,060,536  $17,285,719  $25,397,217  $8,696,507   $43,969,021  $16,013,796  $10,205,833
    Undistributed net investment
     income (loss).................       (2,108)          --           --         489        19,454       (1,366)     (24,390)
    Unrealized appreciation
     (depreciation) on
     investments...................      270,445      475,890      471,011       7,429            --    1,296,623    2,662,760
    Accumulated net realized gain
     (loss)........................     (138,629)      (4,602)     (40,733)    (13,745 )     (13,323)     854,090      264,765
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS.........................  $22,190,244  $17,757,007  $25,827,495  $8,690,680   $43,975,152  $18,163,143  $13,108,968
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
SHARES OF BENEFICIAL INTEREST......    2,178,639    1,693,197    2,406,727     843,042    43,969,021    1,375,806      814,041
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE...................  $     10.19  $     10.49  $     10.73  $    10.31   $      1.00  $     13.20  $     16.10
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
OFFERING PRICE PER SHARE, EXCEPT
 MONEY MARKET FUNDS (NAV
  DIVIDED BY (1-MAXIMUM SALES
 LOAD))............................  $     10.59  $     10.90  $     11.01  $    10.57   $      1.00  $     13.75  $     16.77
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
MAXIMUM SALES LOAD.................        3.75%        3.75%        2.50%       2.50%           N/A        4.00%        4.00%
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------

See Notes to Financial Statements.     23      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1997
--------------------------------------------------------------------------------

                                                               MAINE         NEW         DAILY
                                 INVESTORS     TAXSAVER      MUNICIPAL    HAMPSHIRE     ASSETS        PAYSON        PAYSON
                                   BOND          BOND          BOND         BOND       TREASURY      BALANCED        VALUE
                                   FUND          FUND          FUND         FUND         FUND          FUND          FUND
                                -----------   -----------   -----------   ---------   -----------   -----------   -----------
INVESTMENT INCOME:
    Interest income...........  $1,912,926    $ 1,038,923   $1,363,712    $417,422    $       --    $  401,842    $    28,096
    Dividend income...........          --             --           --          --            --       353,363        289,657
    Net investment income from
     Treasury Portfolio (Notes
     1 and 2).................          --             --           --          --     2,081,727*           --             --
                                -----------   -----------   -----------   ---------   -----------   -----------   -----------
Total Investment Income.......   1,912,926      1,038,923    1,363,712     417,422     2,081,727       755,205        317,753
                                -----------   -----------   -----------   ---------   -----------   -----------   -----------
EXPENSES:
    Investment advisory (Note
     3).......................     100,163         70,634      101,549      31,774            --       107,243         92,360
    Management (Note 3).......      75,122         52,975       76,162      23,831        41,232        35,748         23,090
    Transfer agency (Note
     3).......................      76,562         57,010       82,456      33,317       116,051        63,723         45,916
    Custody...................       9,101          4,361        7,392       2,800            --         5,521          3,890
    Accounting (Note 3).......      41,000         36,000       48,000      37,000        12,000        37,000         36,000
    Audit.....................      15,131         12,500       13,307      12,500         9,500        10,717         10,500
    Legal.....................      15,872         11,381       16,336       7,067        26,406         9,414          6,316
    Trustees..................       2,014          1,387        2,000         621         3,270         1,411            904
    Registration..............       7,536          7,026       10,772       8,353        20,852         9,453          7,358
    Reporting.................      13,723          9,086       14,398       8,003        33,887        10,602          6,885
    Miscellaneous.............       7,937          7,994       24,741      11,071         7,091         8,055          5,204
                                -----------   -----------   -----------   ---------   -----------   -----------   -----------
Total Expenses................     364,161        270,354      397,113     176,337       270,289       298,887        238,423
Expenses reimbursed and fees
 waived (Note 4)..............    (189,840)      (164,410)    (244,808)   (128,682)     (125,976)      (93,279)       (71,003)
                                -----------   -----------   -----------   ---------   -----------   -----------   -----------
Net Expenses..................     174,321        105,944      152,305      47,655       144,313       205,608        167,420
                                -----------   -----------   -----------   ---------   -----------   -----------   -----------
NET INVESTMENT INCOME
 (LOSS).......................   1,738,605        932,979    1,211,407     369,767     1,937,414       549,597        150,333
                                -----------   -----------   -----------   ---------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss)
     on investments sold......    (141,125)        (1,358)      27,570       7,800        (1,082)    1,527,258        564,564
    Net change in unrealized
     appreciation
     (depreciation) on
     investments..............     159,124        (57,061)     (14,199)    (31,627)           --      (456,564)       695,895
                                -----------   -----------   -----------   ---------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS...      17,999        (58,419)      13,371     (23,827)       (1,082)    1,070,694      1,260,459
                                -----------   -----------   -----------   ---------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS...................  $1,756,604    $   874,560   $1,224,778    $345,940    $1,936,332    $1,620,291    $ 1,410,792
                                -----------   -----------   -----------   ---------   -----------   -----------   -----------
                                -----------   -----------   -----------   ---------   -----------   -----------   -----------

*Net of portfolio expenses of $61,917.

See Notes to Financial Statements.     24      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 1996 AND 1997
--------------------------------------------------------------------------------

                                                                                       MAINE                      NEW
                                  INVESTORS                 TAXSAVER                 MUNICIPAL                 HAMPSHIRE
                                    BOND                      BOND                      BOND                      BOND
                                    FUND                      FUND                      FUND                      FUND
                           -----------------------  ------------------------  ------------------------  ------------------------
                              AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES
                           ------------  ---------  ------------  ----------  ------------  ----------  ------------  ----------
NET ASSETS--MARCH 31,
  1995.................... $25,890,384              $16,017,900               $25,524,644               $ 5,275,776
-------------------------- ------------             ------------              ------------              ------------
OPERATIONS:
  Net investment income
    (loss)................   1,959,801                  930,996                 1,242,238                   277,350
  Net realized gain (loss)
    on investments sold...      42,127                  179,731                    71,276                    36,867
  Net change in unrealized
    appreciation
    (depreciation) on
    investments...........     497,162                  112,851                   539,077                    76,453
                           ------------             ------------              ------------              ------------
    Net Increase
      (Decrease) in Net
      Assets Resulting
      from Operations.....   2,499,090                1,223,578                 1,852,591                   390,670
                           ------------             ------------              ------------              ------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income...  (1,951,033)                (931,523)               (1,242,937)                 (277,495)
  Net realized gain on
    investments...........     (11,430)                  (7,448)                       --                        --
                           ------------             ------------              ------------              ------------
    Total Distribution to
      Shareholders........  (1,962,463)                (938,971)               (1,242,937)                 (277,495)
                           ------------             ------------              ------------              ------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares..........   5,032,553     494,170    2,393,277      227,066    3,875,719      357,221    1,976,778      189,452
  Reinvestment of
    distributions.........     383,315      37,691      249,343       23,464      773,165       90,459      197,211       22,384
  Redemption of shares....  (6,166,901)   (605,493)  (1,030,322)     (97,139)  (4,739,315)    (456,068)    (659,492)     (66,614)
                           ------------  ---------  ------------  ----------  ------------  ----------  ------------  ----------
    Net Increase
      (Decrease) in
      Capital
      Transactions........    (751,033)    (73,632)   1,612,298      153,391      (90,431)      (8,388)   1,514,497      145,222
                           ------------  ---------  ------------  ----------  ------------  ----------  ------------  ----------
                                         ---------                ----------                ----------                ----------
  Net Increase
    (Decrease)............    (214,406)               1,896,905                   519,223                 1,627,672
                           ------------             ------------              ------------              ------------
NET ASSETS--MARCH 31, 1996
--------------------------
  (Including line A)......  25,675,978               17,914,805                26,043,867                 6,903,448
                           ------------             ------------              ------------              ------------
OPERATIONS:
  Net investment income
    (loss)................   1,738,605                  932,979                 1,211,407                   369,767
  Net realized gain (loss)
    on investments sold...    (141,125)                  (1,358)                   27,570                     7,800
  Net change in unrealized
    appreciation
    (depreciation) on
    investments...........     159,124                  (57,061)                  (14,199)                  (31,627)
                           ------------             ------------              ------------              ------------
    Net Increase in Net
      Assets Resulting
      from Operations.....   1,756,604                  874,560                 1,224,778                   345,940
                           ------------             ------------              ------------              ------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income...  (1,748,440)                (932,979)               (1,211,407)                 (369,767)
  Net realized gain on
    investments...........     (42,129)                 (89,232)                       --                        --
                           ------------             ------------              ------------              ------------
    Total Distribution to
      Shareholders........  (1,790,569)              (1,022,211)               (1,211,407)                 (369,767)
                           ------------             ------------              ------------              ------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares..........   4,548,773     445,780    1,975,008      186,690    4,353,571      386,296    3,290,772      317,277
  Reinvestment of
    distributions.........     372,783      36,554      381,020       36,054      679,876       84,023      260,377       31,104
  Redemption of shares....  (8,373,325)   (819,354)  (2,366,175)    (224,222)  (5,263,190)    (492,962)  (1,740,090)    (173,693)
                           ------------  ---------  ------------  ----------  ------------  ----------  ------------  ----------
    Net Increase
      (Decrease) in
      Capital
      Transactions........  (3,451,769)   (337,020)     (10,147)      (1,478)    (229,743)     (22,643)   1,811,059      174,688
                           ------------  ---------  ------------  ----------  ------------  ----------  ------------  ----------
                                         ---------                ----------                ----------                ----------
  Net Increase
    (Decrease)............  (3,485,734)                (157,798)                 (216,372)                1,787,232
                           ------------             ------------              ------------              ------------
NET ASSETS--MARCH 31, 1997
--------------------------
  (Including line B)...... $22,190,244              $17,757,007               $25,827,495               $ 8,690,680
                           ------------             ------------              ------------              ------------
                           ------------             ------------              ------------              ------------
  (A) Accumulated
    undistributed net
    investment income,
    March 31, 1996........ $    16,544              $        --               $        --               $       489
                           ------------             ------------              ------------              ------------
                           ------------             ------------              ------------              ------------
  (B) Accumulated
    undistributed net
    investment income,
    March 31, 1997........ $    (2,108)             $        --               $        --               $       489
                           ------------             ------------              ------------              ------------
                           ------------             ------------              ------------              ------------

See Notes to Financial Statements.     25      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FOR THE YEARS ENDED MARCH 31, 1996 AND 1997
--------------------------------------------------------------------------------

                                                    DAILY
                                                   ASSETS                       PAYSON                     PAYSON
                                                  TREASURY                     BALANCED                    VALUE
                                                    FUND                         FUND                       FUND
                                         ---------------------------  --------------------------  ------------------------
                                            AMOUNT         SHARES        AMOUNT        SHARES        AMOUNT       SHARES
                                         -------------  ------------  -------------  -----------  -------------  ---------
NET ASSETS--MARCH 31, 1995.............. $  36,328,855                $  13,872,041               $   7,959,654
---------------------------------------- -------------                -------------               -------------
OPERATIONS:
  Net investment income (loss)..........     1,966,077                      517,774                     131,403
  Net realized gain (loss) on
    investments sold....................       (12,241)                   1,250,859                     903,175
  Net change in unrealized appreciation
    (depreciation) on investments.......            --                    1,319,794                   1,186,194
                                         -------------                -------------               -------------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations......................     1,953,836                    3,088,427                   2,220,772
                                         -------------                -------------               -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................    (1,967,071)                    (528,066)                   (135,212)
  Net realized gain on investments......            --                     (384,324)                     (7,338)
                                         -------------                -------------               -------------
      Total Distribution to
        Shareholders....................    (1,967,071)                    (912,390)                   (142,550)
                                         -------------                -------------               -------------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares........................    83,226,136    83,226,136      2,431,994      186,377      2,441,076    174,272
  Reinvestment of distributions.........        56,702        56,702        600,277       45,666        100,673      7,046
  Redemption of shares..................   (76,495,529)  (76,495,529)    (1,624,872)    (123,730)    (2,260,146)  (162,425)
                                         -------------  ------------  -------------  -----------  -------------  ---------
      Net Increase (Decrease) in Capital
        Transactions....................     6,787,309     6,787,309      1,407,399      108,313        281,603     18,893
                                         -------------  ------------  -------------  -----------  -------------  ---------
                                                        ------------                 -----------                 ---------
  Net Increase (Decrease)...............     6,774,074                    3,583,436                   2,359,825
                                         -------------                -------------               -------------
NET ASSETS--MARCH 31, 1996 (Including
  line A)...............................    43,102,929                   17,455,477                  10,319,479
---------------------------------------- -------------                -------------               -------------
OPERATIONS:
  Net investment income (loss)..........     1,937,414                      549,597                     150,333
  Net realized gain (loss) on
    investments sold....................        (1,082)                   1,527,258                     564,564
  Net change in unrealized appreciation
    (depreciation) on investments.......            --                     (456,564)                    695,895
                                         -------------                -------------               -------------
      Net Increase in Net Assets
        Resulting from Operations.......     1,936,332                    1,620,291                   1,410,792
                                         -------------                -------------               -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................    (1,937,414)                    (543,918)                   (147,191)
  Net realized gain on investments......            --                   (1,714,763)                 (1,171,228)
                                         -------------                -------------               -------------
      Total Distribution to
        Shareholders....................    (1,937,414)                  (2,258,681)                 (1,318,419)
                                         -------------                -------------               -------------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares........................    93,585,220    93,585,220      1,843,928      148,919      2,557,138    158,335
  Reinvestment of distributions.........        94,618        94,618      1,361,863      102,532        829,392     52,847
  Redemption of shares..................   (92,806,533)  (92,806,533)    (1,859,735)    (149,706)      (689,414)   (42,359)
                                         -------------  ------------  -------------  -----------  -------------  ---------
      Net Increase (Decrease) in Capital
        Transactions....................       873,305       873,305      1,346,056      101,745      2,697,116    168,823
                                         -------------  ------------  -------------  -----------  -------------  ---------
                                                        ------------                 -----------                 ---------
  Net Increase (Decrease)...............       872,223                      707,666                   2,789,489
                                         -------------                -------------               -------------
NET ASSETS--MARCH 31, 1997 (Including
  line B)............................... $  43,975,152                $  18,163,143               $  13,108,968
---------------------------------------- -------------                -------------               -------------
                                         -------------                -------------               -------------
(A) Accumulated undistributed net
  investment income, March 31, 1996..... $      19,454                $         189               $       1,815
                                         -------------                -------------               -------------
                                         -------------                -------------               -------------
(B) Accumulated undistributed net
  investment income, March 31, 1997..... $      19,454                $      (1,366)              $     (24,390)
                                         -------------                -------------               -------------
                                         -------------                -------------               -------------

See Notes to Financial Statements.     26      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            INVESTORS                                       TAXSAVER
                                              BOND                                            BOND
                                              FUND                                            FUND
SELECTED PER SHARE         -------------------------------------------     -------------------------------------------
DATA AND RATIOS FOR A
SHARE OUTSTANDING                     YEAR ENDED MARCH 31,                            YEAR ENDED MARCH 31,
THROUGHOUT EACH            -------------------------------------------     -------------------------------------------
PERIOD                      1997     1996     1995     1994     1993        1997     1996     1995     1994     1993
                           -------  -------  -------  -------  -------     -------  -------  -------  -------  -------
Net Asset Value, Beginning
  of Period............... $ 10.21  $ 10.00  $ 10.38  $ 10.71  $ 10.43     $ 10.57  $ 10.39  $ 10.35  $ 10.63  $ 10.26
                           -------  -------  -------  -------  -------     -------  -------  -------  -------  -------
Investment Operations
  Net Investment Income
   (Loss).................    0.71     0.74     0.82     0.81     0.82        0.56     0.57     0.57     0.57     0.63
  Net Realized and
   Unrealized Gain (Loss)
   on Investments.........      --     0.21    (0.38)   (0.30)    0.53       (0.03)    0.18     0.04    (0.01)    0.49
                           -------  -------  -------  -------  -------     -------  -------  -------  -------  -------
Total from Investment
  Operations..............    0.71     0.95     0.44     0.51     1.35        0.53     0.75     0.61     0.56     1.12
                           -------  -------  -------  -------  -------     -------  -------  -------  -------  -------
Distributions from
  Net Investment Income...   (0.71)   (0.74)   (0.82)   (0.81)   (0.82)      (0.56)   (0.57)   (0.57)   (0.57)   (0.63)
  Net Realized Gain on
   Investments............   (0.02)      --       --    (0.03)   (0.25)      (0.05)      --       --    (0.27)   (0.12)
                           -------  -------  -------  -------  -------     -------  -------  -------  -------  -------
Total Distributions.......   (0.73)   (0.74)   (0.82)   (0.84)   (1.07)      (0.61)   (0.57)   (0.57)   (0.84)   (0.75)
                           -------  -------  -------  -------  -------     -------  -------  -------  -------  -------
Net Asset Value, End of
  Period.................. $ 10.19  $ 10.21  $ 10.00  $ 10.38  $ 10.71     $ 10.49  $ 10.57  $ 10.39  $ 10.35  $ 10.63
                           -------  -------  -------  -------  -------     -------  -------  -------  -------  -------
                           -------  -------  -------  -------  -------     -------  -------  -------  -------  -------

Total Return(a)...........    7.18%    9.84%    4.55%    4.70%   13.53%       5.15%    7.36%    6.18%    5.24%   11.28%

Ratio/Supplementary Data:
Net Assets at End of
  Period (000's
  omitted)................ $22,190  $25,676  $25,890  $26,083  $26,832     $17,757  $17,915  $16,018  $16,518  $16,580
Ratios to Average Net
  Assets:
  Expenses including
   reimbursement/
   waiver.................    0.70%    0.43%    0.75%    0.75%    0.75%       0.60%    0.60%    0.60%    0.60%    0.60%
  Expenses excluding
   reimbursement/
   waiver.................    1.45%    1.36%    1.33%    1.31%    1.40%       1.53%    1.48%    1.45%    1.50%    1.56%
  Net investment income
   (loss) including
   reimbursement/waiver...    6.94%    7.29%    8.19%    7.49%    7.71%       5.28%    5.35%    5.62%    5.27%    5.98%
Portfolio Turnover Rate...   79.42%   42.89%   48.17%   41.41%  193.21%      34.19%   61.61%   63.85%  141.80%  240.36%

------------------------------
(a)Total return calculations do not include sales charge.

                                       27      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  MAINE
                                                MUNICIPAL                                  NEW HAMPSHIRE
                                                  BOND                                         BOND
                                                  FUND                                         FUND
SELECTED PER SHARE             -------------------------------------------  -------------------------------------------
DATA AND RATIOS FOR A
SHARE OUTSTANDING                         YEAR ENDED MARCH 31,                         YEAR ENDED MARCH 31,
THROUGHOUT EACH                -------------------------------------------  -------------------------------------------
PERIOD                          1997     1996     1995     1994     1993     1997     1996     1995     1994    1993(a)
                               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net Asset Value, Beginning of
  Period...................... $ 10.72  $ 10.47  $ 10.37  $ 10.55  $  9.98  $ 10.33  $ 10.08  $  9.96  $ 10.01  $10.00
                               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Investment Operations
  Net Investment Income
   (Loss).....................    0.51     0.51     0.52     0.52     0.58     0.48     0.48     0.49     0.51    0.12
  Net Realized and Unrealized
   Gain (Loss) on
   Investments................    0.01     0.25     0.11    (0.16)    0.57    (0.02)    0.25     0.12    (0.03)   0.01
                               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total from Investment
  Operations..................    0.52     0.76     0.63     0.36     1.15     0.46     0.73     0.61     0.48    0.13
                               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Distributions from
  Net Investment Income.......   (0.51)   (0.51)   (0.52)   (0.52)   (0.58)   (0.48)   (0.48)   (0.49)   (0.51)  (0.12)
  Net Realized Gain on
   Investments................      --       --    (0.01)   (0.02)      --       --       --       --    (0.02)     --
                               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total Distributions...........   (0.51)   (0.51)   (0.53)   (0.54)   (0.58)   (0.48)   (0.48)   (0.49)   (0.53)  (0.12)
                               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net Asset Value, End of
  Period...................... $ 10.73  $ 10.72  $ 10.47  $ 10.37  $ 10.55  $ 10.31  $ 10.33  $ 10.08  $  9.96  $10.01
                               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
                               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------

Total Return(b)...............    4.98%    7.34%    6.31%    3.42%   11.80%    4.56%    7.36%    6.32%    4.75%   5.55%(c)

Ratio/Supplementary Data:
Net Assets at End of Period
  (000's omitted)............. $25,827  $26,044  $25,525  $26,310  $16,518  $ 8,691  $ 6,903  $ 5,276  $ 3,555  $  442
Ratios to Average Net Assets:
  Expenses including
   reimbursement/ waiver......    0.60%    0.60%    0.50%    0.50%    0.40%    0.60%    0.60%    0.46%    0.34%   0.50%(c)
  Expenses excluding
   reimbursement/ waiver......    1.56%    1.48%    1.40%    1.44%    1.98%    2.22%    2.26%    2.19%    4.33%  30.85%(c)
  Net investment income (loss)
   including
   reimbursement/waiver.......    4.77%    4.73%    5.08%    4.81%    5.25%    4.65%    4.65%    4.95%    4.68%   4.96%(c)
Portfolio Turnover Rate.......   21.18%   34.07%   31.55%   13.47%    7.82%   53.46%   34.31%   37.59%    9.60%     --

------------------------------
(a)See Note 1 of Notes to Financial Statements for date of commencement of operations.

(b)Total return calculations do not include sales charge.

(c)Annualized.

                                       28      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          DAILY ASSETS                                       PAYSON
                                            TREASURY                                        BALANCED
                                              FUND                                            FUND
SELECTED PER SHARE         -------------------------------------------     -------------------------------------------
DATA AND RATIOS FOR A
SHARE OUTSTANDING                     YEAR ENDED MARCH 31,                            YEAR ENDED MARCH 31,
THROUGHOUT EACH            -------------------------------------------     -------------------------------------------
PERIOD                      1997     1996     1995     1994    1993(a)      1997     1996     1995     1994     1993
                           -------  -------  -------  -------  -------     -------  -------  -------  -------  -------
Net Asset Value, Beginning
  of Period............... $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00      $ 13.70  $ 11.90  $ 11.71  $ 11.40  $ 10.21
                           -------  -------  -------  -------  -------     -------  -------  -------  -------  -------
Investment Operations
  Net Investment Income
   (Loss).................    0.05     0.05     0.04     0.03    0.02         0.42     0.43     0.44     0.34     0.31
  Net Realized and
   Unrealized Gain (Loss)
   on Investments.........      --       --       --       --      --         0.84     2.12     0.24     0.46     1.20
                           -------  -------  -------  -------  -------     -------  -------  -------  -------  -------
Total from Investment
  Operations..............    0.05     0.05     0.04     0.03    0.02         1.26     2.55     0.68     0.80     1.51
                           -------  -------  -------  -------  -------     -------  -------  -------  -------  -------
Distributions from
  Net Investment Income...   (0.05)   (0.05)   (0.04)   (0.03)  (0.02)       (0.42)   (0.43)   (0.44)   (0.35)   (0.31)
  Net Realized Gain on
   Investments............      --       --       --       --      --        (1.34)   (0.32)   (0.05)   (0.14)   (0.01)
                           -------  -------  -------  -------  -------     -------  -------  -------  -------  -------
Total Distributions.......   (0.05)   (0.05)   (0.04)   (0.03)  (0.02)       (1.76)   (0.75)   (0.49)   (0.49)   (0.32)
                           -------  -------  -------  -------  -------     -------  -------  -------  -------  -------
Net Asset Value, End of
  Period.................. $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00      $ 13.20  $ 13.70  $ 11.90  $ 11.71  $ 11.40
                           -------  -------  -------  -------  -------     -------  -------  -------  -------  -------
                           -------  -------  -------  -------  -------     -------  -------  -------  -------  -------
Total Return(b)...........    4.80%    5.18%    4.45%    2.83%   3.13%(d)     9.42%   21.70%    6.00%    6.99%   15.12%

Ratio/Supplementary Data:
Net Assets at End of
  Period (000's
  omitted)................ $43,975  $43,103  $36,329  $26,505  $4,687      $18,163  $17,455  $13,872  $11,355  $ 5,396
Ratios to Average Net
  Assets:
  Expenses including
reimbursement/waiver(e)...    0.50%    0.50%    0.37%    0.33%   0.22%(d)     1.15%    1.15%    1.15%    1.15%    1.15%
  Expenses excluding
reimbursement/waiver(e)...    0.99%    1.06%    1.10%    1.17%   2.43%(d)     1.67%    1.70%    1.72%    1.95%    2.60%
  Net investment income
   (loss) including
   reimbursement/
   waiver.................    4.70%    5.01%    4.45%    2.82%   2.92%(d)     3.07%    3.25%    3.91%    4.37%    3.27%
Average Commission
  Rate(c).................     N/A      N/A      N/A      N/A     N/A      $0.0806  $0.0973       --       --       --
Portfolio Turnover Rate...     N/A      N/A      N/A      N/A     N/A        52.93%   61.77%   50.06%   80.13%   30.77%

------------------------------
(a)See Note 1 of Notes to Financial Statements for date of commencement of operations.

(b)Total return calculations do not include sales charge.

(c)Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.

(d)Annualized.

(e)Includes allocated portfolio expense for Daily Assets Treasury Fund.

                                       29      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                PAYSON
                                                                 VALUE
                                                                 FUND
SELECTED PER SHARE                      -------------------------------------------------------
DATA AND RATIOS FOR A
SHARE OUTSTANDING                                        YEAR ENDED MARCH 31,
THROUGHOUT EACH                         -------------------------------------------------------
PERIOD                                   1997        1996        1995        1994       1993(A)
                                        -------     -------     -------     -------     -------
Net Asset Value, Beginning of
  Period............................    $ 15.99     $ 12.71     $ 12.11     $ 11.01     $10.00
                                        -------     -------     -------     -------     -------
Investment Operations
  Net Investment Income (Loss)......       0.20        0.21        0.18        0.13       0.08
  Net Realized and Unrealized Gain
   (Loss) on Investments............       1.81        3.29        0.60        1.12       1.02
                                        -------     -------     -------     -------     -------
Total from Investment Operations....       2.01        3.50        0.78        1.25       1.10
                                        -------     -------     -------     -------     -------
Distributions from
  Net Investment Income.............      (0.20)      (0.21)      (0.18)      (0.15)     (0.09)
  Net Realized Gain on
   Investments......................      (1.70)      (0.01)         --          --         --
                                        -------     -------     -------     -------     -------
Total Distributions.................      (1.90)      (0.22)      (0.18)      (0.15)     (0.09)
                                        -------     -------     -------     -------     -------
Net Asset Value, End of Period......    $ 16.10     $ 15.99     $ 12.71     $ 12.11     $11.01
                                        -------     -------     -------     -------     -------
                                        -------     -------     -------     -------     -------

Total Return(b).....................      13.01%      27.77%       6.52%      11.38%     17.05%(d)

Ratio/Supplementary Data:
Net Assets at End of Period (000's
  omitted)..........................    $13,109     $10,319      $7,960      $5,060      $2,145
Ratios to Average Net Assets:
  Expenses including
   reimbursement/waiver.............       1.45%       1.45%       1.46%       1.45%      1.44%(d)
  Expenses excluding
   reimbursement/waiver.............       2.07%       2.16%       2.25%       3.04%      5.53%(d)
  Net investment income (loss)
   including reimbursement/waiver...       1.30%       1.47%       1.59%       1.38%      1.63%(d)
Average Commission Rate (c).........    $0.0979     $0.0993          --          --         --
Portfolio Turnover Rate.............      24.13%      53.06%      27.20%      32.15%     23.95%

------------------------------
(a)See Note 1 of Notes to Financial Statements for date of commencement of operations.

(b)Total return calculations do not include sales charge.

(c)Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.

(d)Annualized.

                                       30      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION
Forum Funds-Registered Trademark- (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has eleven active investment portfolios (each a "Fund" and collectively the "Funds"). The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Payson Balanced Fund, Payson Value Fund, and Daily Assets Treasury Fund are diversified portfolios. All other Funds are non-diversified. Included in this report are the seven Funds listed below. Commencement of operations for each Fund was as follows:

Investors Bond Fund                                 October 2, 1989
TaxSaver Bond Fund                                  October 2, 1989
Maine Municipal Bond Fund                           December 5, 1991
New Hampshire Bond Fund                             December 31, 1992
Daily Assets Treasury Fund                          July 1, 1992
Payson Balanced Fund                                November 25, 1991
Payson Value Fund                                   July 31, 1992

Daily Assets Treasury Fund seeks to achieve its investment objective by investing all of its assets in the Treasury Portfolio, a separate diversified portfolio of Core Trust (Delaware)("Core Trust"), which is registered as an open-end management investment company. This is commonly referred to as a master-feeder arrangement. Daily Assets Treasury Fund accounts for its investment in the Treasury Portfolio as a partnership investment and records its share of the portfolio's income, expense and realized and unrealized gain and loss daily. The financial statements of the Treasury Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At March 31, 1997, Daily Assets Treasury Fund's investment in Treasury Portfolio represented substantially all of Treasury Portfolio's outstanding interest.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION-Securities held by Treasury Portfolio, in which the Daily Assets Treasury Fund invests, are valued as discussed in Note 2 of the Treasury Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Securities, other than short-term securities, held by the other Funds (the "Bond and Equity Funds") for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less held by the Bond and Equity Funds are valued at amortized cost.

                                       31      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying securities at all times. In the event of default, a Fund may have difficulties with the disposition of such securities.

INTEREST AND DIVIDEND INCOME-Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Daily Assets Treasury Fund earns daily its pro rata share of income, net of expenses, on its investment in the Treasury Portfolio.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions of net investment income to shareholders are declared daily and paid monthly by all Funds except Payson Balanced Fund and Payson Value Fund, for which dividends are declared and paid quarterly. Net capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

FEDERAL TAXES-Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION-The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

REALIZED GAIN AND LOSS-Security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS-The investment adviser for Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund is Forum Advisors, Inc.-Registered Trademark- ("Forum Advisors"). Forum Advisors receives an advisory fee from each of these Funds at an annual rate of 0.40%, of the average daily net assets of each Fund. The investment adviser for Payson Balanced Fund and Payson Value Fund is H.M. Payson & Co. ("Payson"). Payson receives an advisory fee of 0.60% and 0.80% of the average daily net assets of Payson Balanced Fund and Payson Value Fund, respectively.

Forum Advisors serves as the investment adviser to Treasury Portfolio. Forum Advisors receives an advisory fee of 0.05% of the Treasury Portfolio's average daily net assets. See Note 3 of the Treasury Portfolio Notes to Financial Statements, which are included elsewhere in this report.

MANAGEMENT AND OTHER SERVICES-Forum Financial Corp.-Registered Trademark- ("FFC"), an affiliate of Forum Advisors, serves as the Funds transfer agent and dividend disbursing agent, and for those services receives an annual fee of $12,000 plus 0.25% of the average daily net assets of each Fund. FFC also serves as the Trust's fund accountant, and with the exception of Daily Assets Treasury Fund, is compensated for such services at an amount of $36,000 per year per Fund, plus certain amounts based upon the number and types of portfolio transactions within each Fund. For providing fund accounting service to Daily Assets Treasury Fund FFC receives $12,000 per year, plus a fee based upon the number and types of portfolio transactions within the Fund.

                                       32      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

The manager of the Trust is Forum Financial Services, Inc.-Registered Trademark- (the "Manager"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Manager receives a management fee for its services to Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund at an annual rate of 0.30% of the average daily net assets of each Fund. The Manager receives a management fee for its services to Daily Assets Treasury Fund, Payson Balanced Fund and Payson Value Fund at an annual rate of 0.10%, 0.20% and 0.20% of the average daily net assets of each Fund, respectively. In addition, the Manager charged certain legal expenses to the Funds aggregating $15,115.

The Manager also received sales commissions during the year ended March 31, 1997 amounting to $15,096 after deducting $157,998 allowed to authorized dealers and agents. The Manager, Forum Advisors and FFC are affiliated companies.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES
FFC and the Manager have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Funds so that total expenses of the Funds would not exceed a certain limitation. FFC and the Manager, at their discretion, may revise or discontinue the voluntary waivers. For the year ended March 31, 1997, expenses reimbursed and fees waived were as follows:

                                          EXPENSES       FEES WAIVED
                                          REIMBURSED --------------------
                                           MANAGER      FFC      MANAGER
                                          ---------  ---------  ---------
Investors Bond Fund.....................  $ 56,447   $  58,271  $  75,122
TaxSaver Bond Fund......................    71,187      40,248     52,975
Maine Municipal Bond Fund...............   129,066      39,580     76,162
New Hampshire Bond Fund.................    98,312       6,539     23,831
Daily Assets Treasury Fund..............        --     101,485     24,491
Payson Balanced Fund....................    15,520      42,011     35,748
Payson Value Fund.......................    20,782      27,131     23,090

NOTE 5. SECURITY TRANSACTIONS
Cost of purchases and proceeds from sales of securities (including maturities) of portfolio securities (excluding short-term investments) during the year ended March 31, 1997 were as follows:

                                            COST OF      PROCEEDS
                                           PURCHASES    FROM SALES
                                          -----------  ------------
Investors Bond Fund.....................  $17,337,374  $20,591,905
TaxSaver Bond Fund......................    5,582,738    5,630,777
Maine Municipal Bond Fund...............    5,068,300    6,250,088
New Hampshire Bond Fund.................    5,914,321    4,168,857
Payson Balanced Fund....................    9,253,818    9,459,319
Payson Value Fund.......................    4,147,185    2,657,351

                                       33      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

For federal income tax purposes, the tax basis of investment securities owned as of March 31, 1997 were the same as for financial reporting purposes. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value were as follows:

                                                           NET
                                                        UNREALIZED
                               UNREALIZED   UNREALIZED  APPRECIATION
                              APPRECIATION  DEPRECIATION (DEPRECIATION)
                              ------------  ----------  ----------
Investors Bond Fund.........  $    455,572  $ 185,127   $ 270,445
TaxSaver Bond Fund..........       519,460     43,570     475,890
Maine Municipal Bond Fund...       542,315     71,304     471,011
New Hampshire Bond Fund.....        76,210     68,781       7,429
Payson Balanced Fund........     1,799,493    502,870   1,296,623
Payson Value Fund...........     2,873,868    211,108   2,662,760

As of March 31, 1997, certain of the Funds have capital loss carryovers available to offset future capital gains as follows:

                                                                      MAINE      NEW HAMPSHIRE
                                          INVESTORS    TAXSAVER     MUNICIPAL         BOND        DAILY ASSETS
                                          BOND FUND    BOND FUND    BOND FUND         FUND        TREASURY FUND
                                         -----------  -----------  -----------  ----------------  -------------
Carryovers expiring in 2003............  $        --   $      --    $      --      $   10,104       $      --
Carryovers expiring in 2004............           --          --       37,393              --           6,431
Carryovers expiring in 2005............      100,670       2,743           --              --              --

NOTE 6. CONCENTRATION OF RISK
The Maine Municipal Bond Fund and New Hampshire Bond Fund invest substantially all of their assets in debt obligations of issuers located in the states of Maine and New Hampshire, respectively. The issuers' abilities to meet their obligations may be affected by Maine and Hew Hampshire economic or political developments.

NOTE 7. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

                                            LONG TERM
                               SHORT TERM    CAPITAL    QUALIFYING   ORDINARY     EXEMPT
                              CAPITAL GAIN     GAIN     DIVIDENDS     INCOME     INTEREST
                              ------------  ----------  ----------  ----------  ----------
Investors Bond Fund.........  $  0.000707   $0.015991         --       100.00 %        --
TaxSaver Bond Fund..........     0.044543    0.009259         --           --      100.00 %
Maine Municipal Bond Fund...           --          --         --           --      100.00 %
New Hampshire Bond Fund.....           --          --         --         0.07 %     99.93 %
Daily Assets Treasury
 Fund.......................           --          --         --       100.00 %        --
Payson Balanced Fund........     0.429166    0.914409      43.33  %     56.67 %        --
Payson Value Fund...........     0.351236    1.343969      84.36  %     15.64 %        --

For federal income purposes, dividends from short term capital gains are classified as ordinary income.

                                       34      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders,
  Forum Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Investors Bond, TaxSaver Bond, Maine Municipal Bond, New Hampshire Bond, Daily Asset Treasury, Payson Balanced and Payson Value Funds [certain of the series constituting Forum Funds], as of March 31, 1997 the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1997 and 1996 and the financial highlights for each of the years in the five-year period ended March 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Investors Bond, TaxSaver Bond, Maine Municipal Bond, New Hampshire Bond, Daily Asset Treasury, Payson Balanced and Payson Value Funds at March 31, 1997, the results of their operations, the changes in their net assets and their financial highlights for its respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, MA
May 9, 1997

                             CORE TRUST (DELAWARE)
                                 ANNUAL REPORT
                                 MARCH 31, 1997

--------------------------------------------------------------------------------
TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 1997
--------------------------------------------------------------------------------

        FACE                        SECURITY
       AMOUNT                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
TREASURY BILLS (68.1%)
$         30,000,000 5.35% yield, 4/3/97..................... $29,991,217
STUDENT LOAN MARKETING ASSOCIATION (26.1%)
FLOATING RATE NOTES
           7,500,000 5.61%, 6/12/97(a).......................   7,500,000
           1,000,000 5.59%, 8/21/97(a).......................   1,000,000
           3,000,000 5.62%, 2/5/98(a)........................   2,998,886
                                                              -----------
Total Student Loan Marketing Association                       11,498,886
                                                              -----------


                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
SHORT-TERM HOLDINGS (5.8%)
           2,030,312 Dreyfus Treasury Prime Cash Management
                      Fund Class-A Shares...................  $ 2,030,312
             508,072 Merrill Lynch Treasury Fund.............     508,072
                                                              -----------
Total Short-Term Holdings                                       2,538,384
                                                              -----------
Total Investments (100.0%)                                    $44,028,487
                                                              -----------
                                                              -----------

(a)Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on March 31, 1997.

See Notes to Financial Statements.     37                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
TREASURY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997
--------------------------------------------------------------------------------

ASSETS:
    Investments at value (amortized cost $44,028,487)......................................................  $44,028,487
    Interest and other receivables.........................................................................      161,022
                                                                                                             -----------
Total Assets...............................................................................................   44,189,509
                                                                                                             -----------
LIABILITIES:
    Payable to Adviser (Note 3)............................................................................        1,858
    Accrued expenses.......................................................................................        3,366
                                                                                                             -----------
Total Liabilities..........................................................................................        5,224
                                                                                                             -----------
NET ASSETS.................................................................................................  $44,184,285
                                                                                                             -----------
                                                                                                             -----------
COMPONENTS OF NET ASSETS:
    Investors' capital.....................................................................................  $44,184,945
    Accumulated net realized gain (loss)...................................................................         (660)
                                                                                                             -----------
NET ASSETS.................................................................................................  $44,184,285
                                                                                                             -----------
                                                                                                             -----------

TREASURY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest income.........................................................................................  $2,143,644
                                                                                                              ----------
EXPENSES:
    Investment advisory (Note 3)............................................................................      20,637
    Administration (Note 3).................................................................................      41,274
    Custody.................................................................................................      10,194
    Accounting (Note 3).....................................................................................      48,000
    Audit...................................................................................................      11,300
    Legal (Note 3)..........................................................................................         803
    Directors...............................................................................................       1,501
    Miscellaneous...........................................................................................       3,485
                                                                                                              ----------
Total Expenses..............................................................................................     137,194
    Expenses reimbursed and fees waived (Note 4)............................................................     (75,277)
                                                                                                              ----------
Net Expenses................................................................................................      61,917
                                                                                                              ----------
NET INVESTMENT INCOME.......................................................................................   2,081,727
                                                                                                              ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD................................................................      (1,082)
                                                                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................................  $2,080,645
                                                                                                              ----------
                                                                                                              ----------

See Notes to Financial Statements.     38                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
TREASURY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 1996 AND THE YEAR ENDED MARCH 31, 1997
--------------------------------------------------------------------------------

NET ASSETS--February 21, 1996(a)..........................................................................  $         --
----------------------------------------------------------------------------------------------------------  ------------
OPERATIONS:
  Net investment income...................................................................................       223,902
  Net realized gain (loss) on investments sold............................................................           422
                                                                                                            ------------
    Net Increase (Decrease) in Net Assets Resulting From Operations.......................................       224,324
                                                                                                            ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions...........................................................................................    48,218,336
  Withdrawals.............................................................................................    (5,145,837)
                                                                                                            ------------
    Net Transactions in Investors' Beneficial Interest....................................................    43,072,499
                                                                                                            ------------
    Net Increase (Decrease)...............................................................................    43,296,823
                                                                                                            ------------
NET ASSETS--March 31, 1996................................................................................    43,296,823
----------------------------------------------------------------------------------------------------------  ------------
OPERATIONS:
  Net investment income (loss)............................................................................     2,081,727
  Net realized gain (loss) on investments sold............................................................        (1,082)
                                                                                                            ------------
    Net Increase (Decrease) in Net Assets Resulting From Operations.......................................     2,080,645
                                                                                                            ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions...........................................................................................    54,385,867
  Withdrawals.............................................................................................   (55,579,050)
                                                                                                            ------------
    Net Transactions in Investors' Beneficial Interests...................................................    (1,193,183)
                                                                                                            ------------
    Net Increase (Decrease)...............................................................................       887,462
                                                                                                            ------------
NET ASSETS--March 31, 1997................................................................................  $ 44,184,285
----------------------------------------------------------------------------------------------------------  ------------
                                                                                                            ------------

(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.

See Notes to Financial Statements.     39                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

TREASURY PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Portfolio performance for each of the two years ended March 31,

                                               YEAR          PERIOD
                                              ENDED           ENDED
                                             3/31/97       3/31/96(a)
                                             --------      -----------
Net Assets at End of Period (000's
  omitted)..............................      $44,184          $43,297
Ratios to Average Net Assets:
  Expenses including
   reimbursement/waiver.................         0.15%        0.15%(b)
  Expenses excluding
   reimbursement/waiver.................         0.33%        0.60%(b)
  Net investment income (loss) including
   reimbursement/waiver.................         5.04%        4.99%(b)

------------------------------
(a)See Note 1 of Notes to Financial Statements for date of commencement of operations.

(b)Annualized.

                                       40                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
TREASURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION
Core Trust (Delaware) ("Core Trust"), organized as a Delaware business trust, was formed on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight separate investment portfolios. These financial statements relate to Treasury Portfolio (the "Portfolio"), a diversified portfolio of Core Trust which commenced operations on February 21, 1996. Interests in Treasury Portfolio are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

PORTFOLIO VALUATION-Core Trust determines the net asset value per share as of 12:00 p.m., eastern time, on each Portfolio business day utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

FEDERAL TAXES-The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio is deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

REALIZED GAIN AND LOSS-Investment security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS-The investment adviser for the Portfolio is Forum Advisors, Inc.-Registered Trademark- ("Forum Advisors"). Forum Advisors receives an advisory fee at an annual rate of 0.05% of the average daily net assets of the Portfolio. Linden Asset Management, Inc. ("Linden") also provides investment advisory services to the Portfolio. Linden's advisory fee is paid by Forum Advisors. Payments to Linden do not increase the amount paid by Core Trust to Forum Advisors.

ADMINISTRATION AND OTHER SERVICES-Forum Financial Corp.-Registered Trademark- ("FFC") serves as the Portfolio's fund accountant and is compensated for those services at an amount of $48,000 per year, subject to adjustments for the number and type of portfolio transactions.

The administrator of Core Trust is Forum Financial Services,
Inc.-Registered Trademark- ("the Administrator"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Administrator receives an administrative fee for its services with respect to the Portfolio at an annual rate of 0.10% of its average daily net assets. In addition, the Administrator charged certain legal expenses to the Portfolio aggregating $491.

                                       41                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
TREASURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

The Administrator also acts as Core Trust's placement agent pursuant to a separate agreement with Core Trust. FFC, Forum Advisors and the Administrator are affiliated companies.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES
The Manager has voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Portfolio so that the total expenses of the Portfolio would not exceed certain limitations. For the year ended March 31, 1997 expenses reimbursed and fees waived by the Administrator were $34,003 and $41,274, respectively.

                                       42                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Trustees and Investors of
  Core Trust (Delaware):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Treasury Portfolio [a series of Core Trust (Delaware)] as of March 31, 1997, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two year period ended March 31, 1997. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Treasury Portfolio at March 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, MA
May 9, 1997

[LOGO]MANAGER AND DISTRIBUTOR
      Forum Financial Services, Inc.


      TRANSFER AGENT
      Forum Financial Corp.


FORUM FUNDS
P.O. Box 446
Portland, ME 04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)